                                                      Registration Nos. 2-98326
                                                                       811-4323

                              --------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                              --------------------
                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/

                      Pre-Effective Amendment No. ____                    / /

                      Post-Effective Amendment No. 33                     /X/
                                                   --
                                    and

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY             /X/
                                ACT OF 1940

                             Amendment No. 34                             /X/
                                           --

                        (Check appropriate box or boxes)
                              --------------------
                            NEW ENGLAND FUNDS TRUST I
               (Exact Name of Registrant as Specified in Charter)

                399 Boylston Street, Boston, Massachusetts 02116
          (Address of Principal Executive Offices, including Zip Code)

                                 (617) 578-1388
              (Registrant's Telephone Number, including Area Code)
                              --------------------
                            Robert P. Connolly, Esq.
                             New England Funds, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                    Copy to:
                            Edward A. Benjamin, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
                              --------------------

It is proposed that this filing will become effective (check appropriate box)
/ /   immediately upon filing pursuant to paragraph (b) of Rule 485

/ /   on (date) pursuant to paragraph (b) of Rule 485

/ /   60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /   on (date) pursuant to paragraph (a)(1) of Rule 485
/X/   75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ /   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of securities under the Securities Act of 1933 in accordance with Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed on February 29, 1996 the Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1995.

                            NEW ENGLAND FUNDS TRUST I
              (Prospectus and Statement of Additional Information)

                              CROSS-REFERENCE SHEET

                           Items required by Form N-1A



     Item No. of
      Form N-1A                              Caption in Prospectus
      ---------                              ---------------------

        1 .....................    Cover page

        2 ....................     Schedule of Fees

        3 ....................     Not Applicable


        4 ....................     Cover page; Additional Facts About the
                                   Funds; Investment Objectives; How the Fund
                                   Pursues Its Investment Objective;
                                   Subadvisers' Investment Styles; Investment
                                   Risks

        5 ....................     Fund Management; Additional Facts About
                                   the Funds


        6 ....................     Cover page; Additional Facts About
                                   the Funds; 6 Ways to Buy Fund Shares;
                                   Fund Dividend Payments; Income Tax
                                   Considerations



        7 ....................     Cover page; Schedule of Fees; 6 Ways
                                   to Buy Fund Shares; Minimum Investment;
                                   How Fund Share Price is Determined;
                                   Sales Charges; Reduced Sales Charges;
                                   Additional Facts About the Funds;
                                   The Funds' Expenses;


        8 ....................     4 Ways to Sell Fund Shares; Repurchase
                                   Option; Exchanging Among New England Funds;
                                   Additional Facts About the Funds

        9 ....................     None

     Item No. of                            Caption in Statement of
      Form N-1A                              Additional Information
      ---------                              ----------------------

       10 ....................     Cover page

       11 ....................     Table of Contents

       12 ....................     Description of the Trust and
                                   Ownership of Shares

       13 ....................     Miscellaneous Investment Practices;
                                   Investment Restrictions

       14 ....................     Management of the Trust

       15 ....................     Management of the Trust

       16 ....................     Management of the Trust; Fund Charges and
                                   Expenses;


       17 ....................     Portfolio Transactions and Brokerage

       18 ....................     Description of the Trusts and
                                   Ownership of Shares

       19 ....................     How to Buy Shares; Net Asset Value
                                   and Public Offering Price; Reduced
                                   Sales Charges; Shareholder Services;
                                   Redemptions

       20 ....................     Income Dividends, Capital Gain
                                   Distributions and Tax Status

       21 ....................     Fund Charges and Expenses; Management
                                   of the Trusts

       22 ....................     Performance Criteria (in Prospectus);
                                   Standard Performance Measures


       23 ....................     Not Applicable

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[LOGO]

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NEW ENGLAND STAR SMALL CAP FUND


Prospectus and Application

[Date]

New England Star Small Cap Fund (the "Fund") is a newly organized, multi-manager, diversified mutual fund that will allocate its investment capital equally among its multiple segments advised by investment management organizations that employ different investment styles and strategies. The Fund is a series of New England Funds Trust I (the "Trust"), a registered open-end management investment company. Other series of the Trust are described in separate prospectuses.

The Fund's investment objective is capital appreciation. There can be no assurance that the Fund will achieve its objective, which may be changed without shareholder approval.

The Fund offers three classes of shares to the general public (Classes A, B and C). The offering price is based on the net asset value per share next determined after an order is received. Class A share purchases generally involve a sales charge at the time of purchase. No initial sales charge applies to Class B share purchases. A contingent deferred sales charge (a "CDSC"), however, is imposed upon certain redemptions of Class B shares. Class B shares automatically convert to Class A shares eight years after purchase. No initial sales charge or CDSC applies to purchases or redemptions of Class C shares, which do not have a conversion feature. Class B shares and Class C shares bear higher annual 12b-1 fees than Class A shares. See "Buying Fund Shares -- Sales Charges."

This prospectus sets forth information you should know before investing in the Fund. Please read it carefully and keep it for future reference. A statement of additional information (the "Statement") about the Fund dated [date] has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P. (the "Distributor"), SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Fund and is incorporated into this prospectus by reference.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[SET IN RIGHT HAND COLUMN:
For general
information on
the Fund or any
of its services
and for assis-
tance in opening
an account,
contact your
investment
dealer or call
the Distributor
toll free at
1-800-225-5478.]

------------------------------------------------------------------------------
                              TABLE OF CONTENTS
------------------------------------------------------------------------------

   Page
       1   SCHEDULE OF FEES                                      Sales charges, yearly operating expenses.
   -----------------------------------------------------------------------------------------------------
           INVESTMENT OBJECTIVE

       2   How the Fund Pursues Its Investment Objective
   -----------------------------------------------------------------------------------------------------
       3   SUBADVISERS' INVESTMENT STYLES
   -----------------------------------------------------------------------------------------------------
       5   INVESTMENT RISKS                                      It is important to understand the risks
                                                                 inherent in
                                                                 the Fund before you invest.
   -----------------------------------------------------------------------------------------------------
           PERFORMANCE INFORMATION

      13   Subadvisers' Past Performance
   -----------------------------------------------------------------------------------------------------
      15   FUND MANAGEMENT
   -----------------------------------------------------------------------------------------------------
      17   TELE#FACTS INFORMATION
   -----------------------------------------------------------------------------------------------------
           BUYING FUND SHARES

      17   Minimum Investment                                    Everything you need to know to open and add to a
      17   6 Ways to Buy Fund Shares                             New England Star Small Cap Fund account.
             [Bullet]Through your investment dealer
             [Bullet]By mail
             [Bullet]By wire transfer
             [Bullet]By Investment Builder
             [Bullet]By electronic purchase through ACH
             [Bullet]By exchange from another New England Fund
      18   Sales Charges
      21   Reduced Sales Charges
             (Class A Shares Only)
   -------------------------------------------------------------------------------------------------------
           OWNING FUND SHARES

      23   Exchanging Among New England Funds                    New England Funds offers three convenient ways
      24   Fund Dividend Payments                                to exchange Fund shares.
   -------------------------------------------------------------------------------------------------------
           SELLING FUND SHARES

      25   4 Ways to Sell Fund Shares                            How to withdraw money or close your account.
             [Bullet]Through your investment dealer
             [Bullet]By telephone
             [Bullet] By mail
             [Bullet]By Systematic Withdrawal Plan
      26   Repurchase Option                                     An opportunity to reinvest your redemption
             (Class A Shares Only)                               proceeds within 120 days for no sales charge.
   -------------------------------------------------------------------------------------------------------
           FUND DETAILS

      27   How Fund Share Price Is Determined                    Additional information you may find important.
      27   Income Tax Considerations
      28   The Fund's Expenses
      29   Performance Criteria
      29   Additional Facts About the Fund
   -------------------------------------------------------------------------------------------------------

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                    FUND EXPENSES AND FINANCIAL INFORMATION
--------------------------------------------------------------------------------

SCHEDULE OF FEES

Expenses are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transaction costs from investing in the Fund and estimated annual expenses for each class of the Fund's shares. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each class of shares of the Fund for the periods specified.


SHAREHOLDER TRANSACTION EXPENSES

                                                                                                  CLASS A     CLASS B     CLASS C
                                                                                                  -------     -------     -------
Maximum Initial Sales Charge Imposed on a Purchase (as a percentage of offering
  price)(1)(2)................................................................................      5.75%       None        None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)(2)......................................................        (3)       4.00%       None
Redemption Fee................................................................................      None        None        None
Exchange Fee..................................................................................      None        None        None


(1) A reduced sales charge on Class A shares applies in some cases. See "Buying Fund Shares -- Reduced Sales Charges (Class A Shares Only)."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within approximately 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "Buying Fund Shares -- Sales Charges."



ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                                   CLASS A     CLASS B     CLASS C
                                                                                                   -------     -------     -------
Management Fees...............................................................................      1.05%       1.05%       1.05%
12b-1 Fees....................................................................................      0.25%       1.00%*      1.00%*
Other Expenses**..............................................................................      0.75%       0.75%       0.75%
Total Expenses................................................................................      2.05%       2.80%       2.80%

------------

 * Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

** Other Expenses are based on estimated expenses for the Fund's first full fiscal year.


EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) a 5%
annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS A        CLASS B       CLASS C
                                                                                               (1)       (2)
1 year.........................................................................     $ 77      $ 68       $28      $28
------------------------------------------------------------------------------------------------------------------------
3 years........................................................................     $118      $117       $87      $87
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Fund.

Please keep in mind that the Example shown above is hypothetical. The information above should not be considered a representation of past or future return or expenses; actual return or expenses may be more or less than those shown.

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

For additional information about the Fund's fees and other expenses, please see "Fund Management," "The Fund's Expenses" and "Additional Facts About the Fund."
--------------------------------------------------------------------------------

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                             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The Fund's investment objective is capital appreciation.

HOW THE FUND PURSUES ITS INVESTMENT OBJECTIVE

The Fund seeks to attain its objective of capital appreciation by investing primarily in equity securities of small capitalization companies which the Fund currently considers to be companies having total market capitalization (shares outstanding times market price), at the time of purchase, of under $1 billion ("Small Cap Companies"). Under normal market conditions, at least 65% of the Fund's net assets will be invested in Small Cap Companies. The Fund may also invest its assets in companies having larger market capitalization and in other securities including foreign and fixed income securities. Foreign securities, including equity securities that are traded over-the-counter or on foreign exchanges, may comprise up to 25% of the Fund's net assets. There are no geographic limits on the Fund's foreign investments. For more information about investment in foreign securities see "Risk Factors -- Foreign Securities" and for information on fixed income securities see "Risk Factors -- Fixed Income Securities".

New England Funds Management L.P. ("NEFM"), the Fund's adviser, intends to allocate the Fund's investment capital on an equal basis among four different subadvisers. Each of these subadvisers will manage its segment of the Fund's assets with an objective of capital appreciation in accordance with that subadviser's own investment style and strategy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         SUBADVISERS' INVESTMENT STYLES
--------------------------------------------------------------------------------

The four subadvisers that manage the Fund are Robertson, Stephens & Company Investment Management, L.P., Montgomery Asset Management, L.P., Loomis, Sayles & Company, L.P. and Harris Associates, L.P. The investment styles described below will be those applied by each subadviser to the segment of the Fund that the subadviser manages. See also "Special Consideration Regarding Multi-Adviser Approach."

ROBERTSON, STEPHENS & COMPANY INVESTMENT MANAGEMENT, L.P. ("ROBERTSON STEPHENS") Under normal market conditions, Robertson Stephens will invest at least 65% of its segment of the Fund's portfolio in Small Cap Companies. Robertson Stephens' approach for selecting securities for its segment is defined by a flexible, bottom up approach based on value recognition and trend analysis. Stock selection focuses on a growth catalyst that is expected to drive earnings and valuations higher over a 1 to 3 year time horizon. The catalyst may be a new product launch, a new management team, expansion into new markets, realization of undervalued assets, or some other change expected to result in growth. Once identified, that catalyst becomes the primary reason for owning the stock.

MONTGOMERY ASSET MANAGEMENT, L.P. ("MONTGOMERY") Under normal market conditions, Montgomery will invest at least 65% of its segment of the Fund's portfolio in Small Cap Companies. Montgomery seeks to identify companies at an early stage or a transitional point of the companies' development, such as the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Using fundamental research, Montgomery targets businesses having positive internal dynamics that can outweigh unpredictable macro-economic factors, such as interest rates, commodity prices, foreign currency rates and overall stock market volatility. Montgomery searches for companies with potential to gain market share within their respective industries; achieve and maintain high and consistent profitability; produce increased quarterly earnings; and provide solutions to current and pending problems in their respective industries or society at large.

LOOMIS, SAYLES & COMPANY, L.P. ("LOOMIS SAYLES") Under normal market conditions, Loomis Sayles will invest at least 65% of its segment of the Fund's portfolio in Small Cap Companies. Most of these companies will have market capitalizations between $100 million and $1 billion at the time of initial purchase. Typically, Loomis Sayles seeks companies that offer distinctive products, services or technologies. These companies are expected to exhibit the potential for dynamic earnings growth as a result of rising sales and improving profitability. Loomis Sayles also places a significant amount of importance on the quality of management of these smaller companies because it is Loomis Sayles' belief that ultimately it is the skill of the management team that will enable these small companies to mature into large, successful companies. Loomis Sayles employs a fundamental research approach to identify and invest in these companies. Some of the factors evaluated include historical results, competitive position including market share gains and losses, the impact of technology, secular trends in the economy and management history. Projections are made for both current and the following year's results and for longer term (3-5 years) growth rates. Typically, only companies with a projected long term earnings growth rate in excess of 20% per year are purchased for the portfolio. Positions are typically eliminated from the portfolio when the company begins to evidence slowing growth trends usually associated with larger companies.

HARRIS ASSOCIATES, L.P. ("HARRIS ASSOCIATES") Under normal market conditions, Harris Associates will invest at least 65% of its segment of the Fund's portfolio in Small Cap Companies. Harris Associates' approach in selecting investments for its segment of the Fund is oriented to individual stock selection and is driven by the size of the discount of the security's market price relative to the economic value of the security as determined by Harris Associates. Harris Associates' investment philosophy is predicated on the belief that over time market price and value converge and that investment in securities priced significantly below long-term value presents the best opportunity to achieve long-term capital appreciation. In managing its segment, Harris Associates uses several qualitative and quantitative methods in analyzing economic value, but considers the primary determinant of value to be the company's long-term ability to generate cash for its owners. Once Harris Associates has determined that a security is undervalued, it will be considered for purchase
--------------------------------------------------------------------------------

===============================================================================

taking into account the quality and motivation of the management, the firm's market position within its industry and its degree of purchasing power. Harris Associates believes that the risks of equity investment are often reduced if management's interests are strongly aligned with the interests of stockholders.

Under unusual market conditions as determined by any of the four subadvisers, all or any portion of the segment of the portfolio managed by that subadviser may be invested, for temporary, defensive purposes, in short-term debt instruments or in cash. In addition, under normal conditions, a portion of each segment's assets may be invested in short-term assets for liquidity purposes or pending investment in other securities. Short-term investments may include U.S. Government securities, certificates of deposit, commercial paper and other obligations of corporate issuers rated in the top two rating categories by a major rating agency or, if unrated, determined to be of comparable quality by the subadviser, and repurchase agreements that are fully collateralized by cash, U.S. Government securities or high-quality money market instruments.

Although each segment of the Fund's portfolio will normally be invested primarily in equity securities (including, but not limited to, common and preferred stocks, warrants and options), each segment may also engage in various other investment techniques and practices. See "Investment Risks" below.
--------------------------------------------------------------------------------

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                                INVESTMENT RISKS
--------------------------------------------------------------------------------

It is important to understand the following risks inherent in the Fund before you invest.

[Solid Black Square]SMALL COMPANIES

   The Fund invests primarily in securities of companies with market capitalization of under $1 billion. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or the market averages in general. The net asset values of funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

[Solid Black Square]EQUITY SECURITIES

   Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company, and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock).

   While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. The Fund's investments may include securities traded over-the-counter as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

   The Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying common stock increase or decrease. The movements in the prices of con-vertible securities, however, may be smaller than the movements in the value of the underlying common stock. The value of convertible debt securities that pay interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates.

   The Fund may invest in equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored arrangements do not involve participation by the issuer of the underlying equity security. Less information about the issuer of the underlying equity security may be available in the case of unsponsored depository receipts.

[Solid Black Square]WARRANTS

   The Fund may invest in warrants. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.
--------------------------------------------------------------------------------

================================================================================

[Solid Black Square]WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

   The Fund may purchase U.S. Government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. In these transactions, the price is fixed at the time the commitment is made, but delivery and payment for the securities ("settlement") takes place at a later date. When-issued securities and forward commitments may be sold prior to settlement date, but the Fund normally will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. There is a risk that the securities may not be delivered and the Fund may incur a loss. If the Fund disposes of the right to acquire a when-issued security prior to acquisition or disposes of its right to deliver or receive against a forward commitment, the Fund may incur a gain or loss.

   In connection with transactions on a when-issued or forward commitment basis, the Fund maintains in a segregated account with its custodian at all times liquid assets with a value (monitored each day) equal to the amount of the Fund's settlement obligation.

[Solid Black Square]FOREIGN SECURITIES

   Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

   There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

   The Fund's investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

[Solid Black Square]FOREIGN CURRENCY

   Most foreign securities in the Fund's portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar ("dollar") varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

   The Fund may incur costs in connection with conversions between various currencies. In addition, the Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the
--------------------------------------------------------------------------------

===============================================================================

   time when the Fund accrues and pays an operating expense in U.S. dollars.

[Solid Black Square]PRIVATIZATIONS

   In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Fund, to participate in privatizations may be limited by local law, or the terms of participation may be less advantageous than for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

[Solid Black Square]FIXED-INCOME SECURITIES

   Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity.

   Fixed-income securities involve both credit risk and market risk. Credit risk is the risk that the security's issuer will fail to fulfill its obligation to pay interest or principal on the security. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay the Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

   Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of the Fund's investments in fixed-income securities will cause the Fund's net asset value to increase or decrease.

[Solid Black Square]OWER RATED FIXED-INCOME SECURITIES

   The Fund may invest in lower rated fixed-income securities. Fixed income securities rated Ba or lower by Moody's or BB or lower by S&P and comparable unrated securities are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risks, than higher quality fixed-income securities, including U.S. Government and many Foreign Government Securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market and by legislation that limits the ability of certain categories of financial institutions to invest in these securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly referred to as "junk bonds." For more information, including a detailed description of the ratings assigned by Moody's and S&P, please refer to the Statement "Appendix A -- Description of Bond Ratings."

[Solid Black Square]ASSET-BACKED SECURITIES

   The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a direct or indirect participation, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases on various types of real and personal property and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be
--------------------------------------------------------------------------------

===============================================================================

   supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit.

[Solid Black Square]STRUCTURED NOTES AND INDEXED SECURITIES

   Structured notes are debt securities, the interest and principal of which is determined by an unrelated indicator. Indexed securities include structured notes, as well as securities other than debt securities, the interest or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor, with the result that the value of such securities may be more volatile.

[Solid Black Square]REPURCHASE AGREEMENTS

   In repurchase agreements, the Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

[Solid Black Square]INVESTMENTS IN OTHER INVESTMENT COMPANIES

   The Fund may invest up to 10% of its total assets in securities of other investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical or efficient way for the Fund to invest in such countries. In other cases, where the subadviser of a segment desires to make only a relatively small investment in a particular country, investing through a fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, the Fund will indirectly bear its share of the expenses of that investment company. These expenses are in addition to the Fund's own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio.

[Solid Black Square]SHORT-TERM TRADING

   The Fund may, consistent with its investment objective, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any subadviser's investment discretion in managing the Fund's assets.

[Solid Black Square]OPTIONS, FUTURES, SWAP CONTRACTS AND CURRENCY TRANSACTIONS

   The Fund may buy, sell or write options on securities, securities indexes, currencies or futures contracts. The Fund may buy and sell futures contracts on securities, securities indexes or currencies. The Fund may also enter into swap contracts. The Fund may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Fund owns or intends to acquire. The Fund may also conduct foreign currency exchange transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market. Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be con-sidered a speculative activity, involving greater risks than are involved in hedging.

   Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an
--------------------------------------------------------------------------------

================================================================================

   option receives a premium from writing an option, which may increase the return if the option expires or is closed out at a profit. If the Fund writes a put option, it must maintain, in a segregated account with its custodian, liquid assets with a value (monitored daily) equal to its obligations under the option (or it must hold a call option that, if exercised, would provide the Fund with the assets needed to satisfy its obligations under the put). Similarly, if the Fund as the writer of a call option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligations under the option.

   A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by the Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss). A Fund may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on the existing futures and related options positions would exceed 5% of the market value of the Fund's net assets. Transactions in futures and related options involve the risk of (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) significant price movement in one but not the other market because of different trading hours in the two markets, (3) the possible absence of a liquid secondary market at any time, and (4) if the subadviser's prediction on interest rates, stock market movements or other economic factors is inaccurate, the Fund may be worse off than if it had not hedged. Futures transactions involve potentially unlimited risk of loss.

   The Fund may enter into interest rate, currency and securities index swaps. The Fund will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the Standard & Poor's Composite Index of 500 Stocks) or in some other investment (such as U.S. Treasury securities).

   The value of options purchased by the Fund, futures contracts held by the Fund and the Fund's positions in swap contracts may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options, futures or swaps involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. The Fund will be required, however, to set aside with its custodian bank certain assets in amounts sufficient at all times to satisfy its obligations under options, futures and swap contracts.

   The successful use of options, futures and swaps will usually depend on the subadvisers' ability to forecast stock market, currency or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options, futures and swap transactions also depends on the degree of correlation between changes in the value of futures, options or swap positions and changes in the values of the portfolio securities. The
--------------------------------------------------------------------------------

================================================================================

   successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. Trading hours for options may differ from the trading hours for the underlying securities. Thus, significant price movements may occur in the securities markets that are not reflected in the options market. This may limit the effectiveness of options as hedging devices. In the case of swap contracts and of options that are not traded on an exchange and not protected by the Options Clearing Corporation ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Fund will treat most swap contracts and over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid. Certain provisions of the Internal Revenue Code (the "Code") and other regulatory requirements may limit the Fund's ability to engage in futures, options and swap transactions.

   The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments by the Fund in options and futures in foreign markets are subject to many of the same risks as are the Fund's other foreign investments. See "Foreign Securities" above. For further information, see "Miscellaneous Investment Practices -- Futures, Options and Swap Contracts" in Part II of the Statement.

[Solid Black Square]CURRENCY HEDGING TRANSACTIONS

   The Fund may, at the discretion of its subadvisers, engage in foreign currency exchange transactions, in connection with the purchase and sale of portfolio securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. Currency hedging transactions may include forward contracts (contracts with another party to buy or sell a currency at a specified price on a specified date), futures contracts (which are similar to forward contracts but are traded on an exchange) and swap contracts. For more information on foreign currency hedging transactions, see Part II of the Statement.

[Solid Black Square]SECURITIES LENDING

   The Fund may lend its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

   Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

[Solid Black Square]SHORT SALES

   A short sale is a transaction in which the Fund would sell securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When a Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of the broker until the Fund replaces the borrowed securities. To deliver the securities to the buyer, the Fund will need to arrange through the broker to borrow the securities and, in doing so, the Fund will be obligated to replace the securities borrowed at their market value at the time of replacement, whatever that price may be. The
--------------------------------------------------------------------------------

   Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable until the securities are replaced. For further information, see "Short Sales" in Part II of the Statement.


   All short sales must be fully collaterized, and each segment of the Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the subadviser to that segment exceeds 25% of that segment's total assets. Each segment of the Fund limits short sales of any one issuer's securities to 2% of that segment's total assets and to 2% of any one class of the issuer's securities.

-- MISCELLANEOUS

   The Fund will not invest more than 15% of its net assets in "illiquid securities," that is, securities which are not readily resalable, which may include securities whose disposition is restricted by federal securities laws.

   The Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. The Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the subadviser of the relevant segment has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities or commercial paper is liquid. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

   Although it is not possible to predict the Fund's portfolio turnover rate with certainty, the four subadvisers expect their respective segments not to exceed an annual turnover rate of 200%. High levels of portfolio turnover can result in higher brokerage costs and realization of taxable capital gains.


Special Consideration



Regarding Multi-Adviser


Approach



NEFM believes that a multi-adviser approach to small cap investing -- one that combines the varied styles of the subadvisers in selecting securities for the Fund's portfolio -- offers a different investment opportunity than small cap funds managed by a single adviser using a single style. NEFM believes that assigning portfolio management responsibility for the Fund to several subadvisers, whose varying management styles have resulted in records of success, may increase the likelihood that the Fund may produce superior results for its shareholders, with less variability of return and less risk of persistent under-performance than a single-advised fund. Of course, past results should not be considered a prediction of future performance, and there is no assurance that the Fund will in fact achieve superior results over any period of time.


On a daily basis, investment capital will be allocated equally by NEFM among the four segments of the Fund. However, NEFM may, subject to review of the Fund's Board of Trustees, allocate new investment capital differently among any of the subadvisers. This action may be necessary, if, for example, a subadviser determines that it desires no additional investment capital. Similarly, because each segment of the Fund will perform differently from the other segments depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments. Although it reserves the right to do so, subject to the review of the Trust's trustees, NEFM does not intend to reallocate its assets among the segments to reduce these differences in size.


NEFM oversees the portfolio management services provided to the Fund by each of the four sub-advisers. NEFM does not, however, determine what investments will be purchased or sold for any segment of the Fund. Because each subadviser will be managing its segment of the portfolio

===============================================================================

independently from the others, the same security may be held in two different segments of the Fund or may be acquired for one segment of the Fund at a time when the subadviser of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the equity markets is appropriate for their segment of the Fund. Because each subadviser directs the trading for its own segment of the Fund, and does not aggregate its transactions with those of the other subadvisers, the Fund may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the entire Fund.

NEFM, subject to the approval of the Fund's Board of Trustees, may terminate any subadvisory agreement without shareholder approval. Moreover, the Fund has applied for an exemptive order from the SEC seeking to permit the Fund, subject to certain conditions, to enter into subadvisory agreements with other subadvisers approved by the Fund's Board of Trustees without shareholder approval. The exemptive request also seeks to permit the Fund, subject to the approval of the Fund's Board of Trustees, to change the terms of an existing subadvisory agreement or to continue the employment of existing subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes.
--------------------------------------------------------------------------------

                            PERFORMANCE INFORMATION

Subadvisers' Past Performance


The graphs are based on performance data provided by Montgomery and Harris relating to accounts managed by their respective portfolio management personnel, while at the respective subadvisers, and by Loomis Sayles relating to accounts which prior to July 11, 1996 were managed by Loomis Sayles' portfolio management personnel while associated with another advisory firm (collectively referred to as the "Accounts"). Each of the Accounts has an investment objective substantially similar to the Fund and is managed using investment styles and strategies substantially similar (although not necessarily identical) to those to be employed by the subadviser in managing its segment of the Fund's portfolio. The total return data presented below for the Montgomery Accounts is a composite of Montgomery separately managed small cap accounts, and two mutual funds, Montgomery Small Cap Fund and Montgomery Small Cap Opportunities Fund, all of which have investment objectives and policies similar to the Fund and were managed by Montgomery for the periods shown. For the Accounts managed by the portfolio management personnel who will manage the Loomis Sayles' segment of the Fund, the total return data presented below is a blended rate comprised of two separately managed accounts (the "Small Cap Accounts"), which have investment objectives and policies similar to those of the Fund. Except for the periods noted in the footnotes for the Small Cap Accounts graph, the Small Cap Accounts were managed, for the period shown, by the same portfolio management personnel who will be responsible for managing Loomis Sayles' segment of the Fund. In addition, the footnote shows the total returns for the Keystone Institutional Small Cap Growth Fund and the Keystone Small Company Growth Fund II, which were managed from their respective inception until July 11, 1996 by the same portfolio management personnel who will manage the Loomis Sayles' segment of the Fund, and which have investment objectives and policies substantially similar to the Fund. The information presented below for Harris Accounts represents the total return of The Oakmark Small Cap Fund, a mutual fund managed by Harris Associates that has an investment objective and policies substantially similar to the investment objective and policies of the Fund, for which Harris Associates serves as the investment adviser. Although Robertson Stephens has managed Accounts investing in Small Cap Companies, the Accounts may not have been managed using substantially similar investment styles and strategies as the Fund. Thus, no performance data is presented for Robertson Stephens. THE FOLLOWING INFORMATION DOES NOT REPRESENT THE FUND'S PERFORMANCE. THE FUND IS NEWLY ORGANIZED AND HAS NO PERFORMANCE RECORD OF ITS OWN. THE FOLLOWING INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF THE FUTURE PERFORMANCE OF THE FUND. The Fund's performance may be higher or lower than that shown below.



The following graphs show the total returns for the one year period ended September 30, 1996 of the Accounts managed by Montgomery and the Small Cap Accounts and for the three and five year periods ended September 30, 1996 of the Accounts managed by Montgomery. In addition, the graphs also show the total returns for the Accounts managed by Montgomery, Harris Associates and the Small Cap Accounts for the period from January 1, 1996 to September 30, 1996 (year to date) and from the inception period to September 30, 1996. The graphs also show the total return of the Lipper Small Cap Mutual Funds Index and the Russell 2000 Index for the period from January 1, 1996 to September 30, 1996 and for the one, three and five year periods ended September 30, 1996. All performance information shown below is adjusted to give effect to the annualized expenses projected for the Fund's Class A shares during its first full fiscal year. The following information has not been adjusted to reflect deduction of the sales charge payable on the Fund's Class A shares, nor does it give effect to the higher expense levels of the Fund's Class B and Class C shares or any contingent deferred sales charges. Performance would be lower if it were adjusted for these charges and expenses.



During the period that Harris Associates was managing their Accounts, there were no changes in the portfolio management personnel for the Accounts. In the case of the Small Cap Accounts, there were no changes in the portfolio management personnel; however, prior to July 11, 1996, the portfolio management personnel were affiliated with another advisory firm. For the Montgomery

Accounts, Michael Carmen joined the team managing the Accounts in 1996 at which time he took an active role in the management of the Accounts.

The Accounts are not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended ( the "1940 Act") or Subchapter M of the Code. The performance results for the Accounts shown in the graphs might be less favorable had the Accounts been subject to regulations as investment companies under the relevant federal laws.

As explained more fully in the preceding section, capital that is available for investment by the Fund is allocated equally among the Fund's four subadvisers. Due to a variety of factors, the relative performance of the four segments is likely to vary, which in turn will affect their relative size. Thus, a particular subadviser's performance (expressed as a percentage) may have a greater or lesser impact on the total return of the Fund depending on the size of the subadviser's segment relative to the other three segments.

A bar graph appears here, illustrating total returns for the period from January 1, 1996 to September 30, 1996 and for one, three and five year periods ended September 30, 1996 for the Accounts of Montgomery, the Lipper Small Cap Mutual Funds Index and the Russell 2000 Index (1). The data points from the chart are as follows:


                               LIPPER SMALL
                  MONTGOMERY    CAP MUTUAL     RUSSELL
                   ACCOUNTS    FUNDS INDEX    2000 INDEX
                  ----------   ------------   ----------
January 1, 1996 to
  September 30,
  1996                   %             %             %
October 1, 1995 to
  September 30,
  1996                   %             %             %
October 1, 1993 to
  September 30,
  1996                   %             %             %
October 1, 1991 to
  September 30,
  1996                   %             %             %



(1) The total return for the Montgomery Accounts for the period [    ]
    (inception date) to September 30, 1996 was [    ]%.



A bar graph appears here, illustrating total returns for the periods from January 1, 1996 to September 30, 1996, for the period October 1, 1995 to September 30, 1996 for Small Cap Accounts, the Lipper Small Cap Mutual Funds Index and the Russell 2000 Index (2). The data points from the chart are as follows:



                                LIPPER SMALL
                   SMALL CAPS    CAP MUTUAL     RUSSELL
                    ACCOUNTS    FUNDS INDEX    2000 INDEX
                   ----------   ------------   ----------
January 1, 1996 to
  September 30,
  1996                    %             %             %
October 1, 1995 to
  September 30,
  1996                    %             %             %



* The Small Cap Accounts were managed by the same management personnel throughout the period shown, except for the period July 11, 1996 through September 16, 1996 when the management of the separately managed Accounts was in transition from the former adviser to Loomis Sayles. In the case of Keystone Institutional Small Cap Growth Fund, the total return of [ ]% is for the period January 1, 1996 (inception date) to July 11, 1996 (date the management personnel ceased managing the fund), and for the Keystone Small Cap Growth Fund II, the total return of [ ]% is for the period February 20, 1996 (inception date) to July 11, 1996 (date the management personnel ceased managing the fund). The total returns for the Keystone Institutional Small Cap Growth Fund and the Keystone Small Company Growth Fund II were not included in the calculation of the total returns for the Small Cap Accounts.



(2) The total returns for the Small Cap Accounts managed by the portfolio managers who will manage the Loomis Sayles' segment of the Fund for the period June 24, 1994 (inception date) to September 30, 1996 was [ ]%.


A bar graph appears here, illustrating the total returns for the period from January 1, 1996 to September 30, 1996 for The Oakmark Small Cap Fund, which is a mutual fund managed by Harris Associates, the Lipper Small Cap Mutual Funds Index and the Russell 2000 Index (3). The data points from the chart are as follows:


                                 LIPPER SMALL
                 THE OAKMARK      CAP MUTUAL     RUSSELL
                SMALL CAP FUND   FUNDS INDEX    2000 INDEX
                --------------   ------------   ----------
January 1, 1996
  to
  September 30,
  1996                   %               %             %



(3) The total returns for The Oakmark Small Cap Fund for the period October 31, 1995 (Inception date) to September 30, 1996 was [ ]%.

-------------------------------------------------------------------------------
                                FUND MANAGEMENT
-------------------------------------------------------------------------------

New England Funds Management, L.P., 399 Boylston Street, Boston, Massachusetts 02116, serves as the Fund's adviser. NEFM oversees, evaluates and monitors the subadvisers' provision of subadvisory services to the Fund and provides general business management and administration to the Fund. The Fund pays NEFM a management fee at the annual rate of 1.05% of the Fund's average daily net assets. This fee rate payable by the Fund is higher than that paid by most other mutual funds, but is believed to be appropriate for the services received by the Fund and to be comparable to fees paid by some other mutual funds investing in a manner similar to the Fund. The higher fee rate is partially due to the multi-adviser format. NEFM pays Robertson Stephens and Loomis Sayles a sub-advisory fee at an annual rate of 0.55% of the first $50 million of the average daily assets of the segment of the Fund that each such subadviser manages, and 0.50% of such assets in excess of $50,000,000. NEFM pays Montgomery a sub-advisory fee at an annual rate of 0.65% of the first $50,000,000 of the average daily net assets of the segment that Montgomery manages, and 0.50% of such assets in excess of $50,000,000. NEFM pays Harris Associates a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the segment that Harris Associates manages.

Subject to the supervision of NEFM, each subadviser manages its segment of the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for its segment of the Fund, places orders to purchase and sell securities for its segment of the Fund and employs professional advisers and securities analysts who provide research services relating to its segment of the Fund. The Fund pays no direct fees to any of the subadvisers. Below is a brief description of the subadvisers.

ROBERTSON, STEPHENS & COMPANY INVESTMENT MANAGEMENT, L.P., 555 California Street, San Francisco, California 94111, was formed in 1993 and provides advisory services to both private and public investment funds. The sole general partner of Robertson, Stephens & Company Investment Management, L.P. is Robertson Stephens & Company, Inc.

The portfolio manager for the segment of the Fund managed by Robertson, Stephens & Company Investment Management, L.P. is John Wallace. Mr. Wallace joined Robertson, Stephens & Company Investment Management, L.P. in 1995 and has been responsible for managing Robertson Stephens' Growth & Income Fund since its inception in July 1995 and The Robertson Stephens' Diversified Growth Fund since its inception in August 1996. Prior to joining Robertson Stephens, he was Vice President of Oppenheimer Management Corp. where he was portfolio manager of the Oppenheimer Main Street Income and Growth Fund.

MONTGOMERY ASSET MANAGEMENT, L.P., 101 California Street, San Francisco, California 94111, was formed in 1990 and since then has advised private accounts and mutual funds. Its sole general partner is Montgomery Asset Management, Inc. and its sole limited partner is Montgomery Securities, an investment banking firm founded in 1969.

The portfolio manager for the segment of the Fund managed by Montgomery is Michael Carmen. Mr. Carmen joined Montgomery in 1996. He is currently a member of Montgomery's growth equity team that manages the Montgomery Growth Fund, the Montgomery Micro Cap Fund and the Montgomery Small Cap Opportunities Fund. From 1993 until he joined Montgomery, he was a Vice President and Associate Portfolio Manager with State Street Research and Management Company where he assisted with the management of capital appreciation and growth portfolios. Prior to that, he was a Senior Equity Analyst with State Street and, from 1991 to 1992, with Cigna Investments.

LOOMIS SAYLES & COMPANY, L.P., One Financial Center, Boston, Massachusetts 02111, is one of the country's oldest and largest investment counsel firms.

Messrs. Christopher Ely, Phil Fine and David Smith have day to day management responsibilities for the segment of the Fund managed by Loomis Sayles, with Mr. Ely as the lead manager. Messrs. Ely, Fine and Smith joined Loomis Sayles in July 1996.

Mr. Ely is a Vice President of Loomis Sayles. Prior to July 1996, he was Senior Vice President and Portfolio Manager with Keystone Investment Management Co., Inc.
--------------------------------------------------------------------------------

===============================================================================

Messrs. Smith and Fine are Vice Presidents of Loomis Sayles. Prior to July 1996, Mr. Smith and Mr. Fine were each a Vice President and Portfolio Manager at Keystone Investment Management Co., Inc.

HARRIS ASSOCIATES, L.P., Two North LaSalle Street, Chicago, Illinois 60602, together with its predecessors, has advised and managed mutual funds since 1970. Harris Associates also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships.

Steven Reid is the portfolio manager for the segment of the Fund managed by Harris Associates. Mr. Reid joined Harris Associates as a Accountant in 1980 and has been an investment analyst since 1985. He is currently the portfolio manager to The Oakmark Small Cap Fund.

The general partners of NEFM, Loomis Sayles, Harris Associates and the Distributor are special purpose corporations that are wholly-owned subsidiaries of New England Investment Companies, L.P. ("NEIC"). NEIC's sole general partner, New England Investment Companies ("NEIC Inc."), is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife").

Subject to applicable regulatory restrictions and such policies as the Trust's trustees may adopt, each subadviser may consider sales of shares of the Fund and other mutual funds they manage as a factor in the selection of broker-dealers to effect portfolio transactions for the Fund. Subject to procedures adopted by the trustees of the Trust, Fund brokerage transactions may be executed by brokers that are affiliated with NEIC or any subadviser. See "Portfolio Transactions and Brokerage" in Part II of the Statement.

The Trust's Board of Trustees supervises the affairs of the Trust as conducted by NEFM and the subadvisers.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                               BUYING FUND SHARES
-------------------------------------------------------------------------------

MINIMUM INVESTMENT

$2,500 is the minimum for an initial investment in the Fund and $50 is the minimum for each subsequent investment. There are special initial investment minimums for the following plans:

[Solid Black Square]$25 (for initial and subsequent investments) for payroll deduction investment programs for 401(k), SARSEP, 403(b) retirement plans and certain other retirement plans.

[Solid Black Squar]$50 for automatic investing through the Investment Builder program.

[Solid Black Square]$250 for retirement plans with tax benefits such as corporate pension and profit sharing plans, IRAs and Keogh plans.

[Solid Black Square]$1,000 for accounts registered under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

6 WAYS TO BUY FUND SHARES

You may purchase Class A, Class B and Class C shares of the Fund in the following ways:

[LOGO]Through your investment dealer:

Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

[LOGO]By mail:

FOR AN INITIAL INVESTMENT, simply complete an application and return it, with a check payable to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

FOR SUBSEQUENT INVESTMENTS, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

All purchases made by check should be in U.S. dollars and such checks should be made payable to New England Funds, or, in the case of a retirement account, the custodian or trustee. Third party checks will generally not be accepted except under certain circumstances approved by the Distributor. When purchases are made by check or periodic account investment, redemptions may not be allowed until the investment being redeemed has been invested in the account for a minimum of ten calendar days.

[LOGO]By wire transfer of Federal Funds:

FOR AN INITIAL INVESTMENT, call us at 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Fund is open for business to obtain an account number and wire transfer instructions.

FOR SUBSEQUENT INVESTMENTS, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit New England Star Small Cap Fund, Class of shares, Shareholder Name, Shareholder Account Number.

Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the Fund is open for business. Your bank may charge a fee for this service.

[LOGO]By Investment Builder:

Investment Builder is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $50 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

FOR AN INITIAL INVESTMENT, please indicate that you would like to begin an automatic investment plan through Investment Builder on the enclosed application. Indicate the amount of the monthly investment and enclose a check marked "Void" or a deposit slip from your bank account.

TO ADD INVESTMENT BUILDER TO AN EXISTING ACCOUNT, please call us at 1-800-225-5478 for a Service Options Form.

TELE#FACTS
INFORMATION

USING TELE#FACTS
1-800-346-5984

Tele#Facts is
New England
Funds'
automated
service system
that gives
you 24-hour
access to
your account.
Through your
touch-tone tele-
phone, you can
receive your
current account
balance, your
account trans-
actions, Fund
prices and
recent
performance
information.
Subject to the
conditions set
forth in the
following
sections, you
can also
purchase, sell
or exchange
shares of
your New
England Fund.

For a free
brochure about
Tele#Facts
including a
convenient
wallet card,
call us at
1-800-225-
5478.
--------------------------------------------------------------------------------

===============================================================================

[LOGO]By electronic purchase through ACH:

You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.

To purchase through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Fund is open for business. You may also purchase shares through ACH by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. Under normal circumstances, the New York Stock Exchange (the "Exchange") closes at 4:00 p.m. (Eastern time). Purchase orders through ACH or Tele#Facts will be complete only upon the receipt by New England Funds of funds from your bank. The funds will be processed at the net asset value, as determined by the valuation on the next day's close of regular trading on the Exchange on days when the Exchange is open. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.

[LOGO]By exchange from another New England Fund:

You may also purchase shares of the Fund by exchanging shares from another New England Fund. Please see "Owning Fund Shares -- Exchanging Among New England Funds" for complete details.

GENERAL

All purchase orders are subject to acceptance by the Fund and will be effected at the net asset value next determined after the order is received in proper form by State Street Bank and Trust Company ("State Street Bank") (except orders received by your investment dealer before the close of trading on the Exchange and transmitted to the Distributor by 5:00 p.m. [Eastern time] on the same day, which will be effected at the net asset value determined on that day). Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of sales of shares.

Class B shares and certain shareholder features may not be available to persons whose shares are held in street name accounts.

You will not receive any certificates for your Class A shares unless you request them in writing from New England Funds, L.P. The Fund's "open account" system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B shares or Class C shares. If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

SALES CHARGES

CLASS A SHARES

Shares are offered at net asset value plus a sales charge which varies depending on the size of your purchase. They are also subject to a 0.25% annual service fee. Class A shares are offered subject to the following initial sales charges:

                     SALES CHARGES AS A % OF     DEALER'S
                     -----------------------     CONCESSION
                      PUBLIC                     AS A % OF
                     OFFERING        AMOUNT      OFFERING
                      PRICE         INVESTED       PRICE
                     --------       --------     ----------
Less than $50,000      5.75%          6.10%        5.00%
$50,000 - $99,999      4.50%          4.71%        4.00%
$100,000 - $249,999    3.50%          3.63%        3.00%
$250,000 - $499,999    2.50%          2.56%        2.15%
$500,000 - $999,999    2.00%          2.04%        1.70%
$1,000,000 or more     None           None            *

----------

* The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases (except investment by plans under Section 401 (a) and 401(k) of the Internal Revenue Code whose total investments amount to $1 million or more or that have 100 or more eligible employees ["Retirement Plans"]) a commission of up to the following amounts:
  1% on the first $3 million invested; .50% on the next $2 million; and .25% on the excess over $5 million. For investments by Retirement Plans, the Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases a commission of up to the following amounts: 1% on the first $3 million invested; and .50% on amounts over $3 million and up to $10 million. These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

--------------------------------------------------------------------------------

================================================================================

CONTINGENT DEFERRED SALES CHARGE (CLASS A SHARES ONLY). For purchases of $1,000,000 or more of Class A shares of the Fund or purchases by Retirement Plans as defined above, a CDSC, at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption, applies to redemptions of shares within one year after purchase. If an exchange is made to Class A shares of any of New England Cash Management Trust Money Market Series or U.S. Government Series or New England Tax Exempt Money Market Trust (the "Money Market Funds"), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of New England Funds Trust I or New England Funds Trust II (the "Trusts"). If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies to the redemption. For purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed. No CDSC applies to a redemption of shares followed by a reinvestment effected within 30 days after the date of the redemption.

CLASS B SHARES

Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.25% annual service fee, a 0.75% annual distribution fee for 8 years (at which time they automatically convert to Class A shares) and a CDSC if they are redeemed within 5 years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of any series of the Trusts. If the exchange is made to Class B shares of a Money Market Fund, then the holding period stops and will resume only when an exchange is made back into Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies on the redemption, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund shares. For purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption.
Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares of the Fund purchased with reinvested dividends or capital gains distributions. The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge:


                          CONTINGENT DEFERRED
                           SALES CHARGE AS A
                          PERCENTAGE OF DOLLAR
YEAR SINCE PURCHASE     AMOUNT SUBJECT TO CHANGE
-------------------     ------------------------
1st..............................  4%
2nd..............................  3%
3rd..............................  3%
4th..............................  2%
5th..............................  1%
thereafter.......................  0%

Year one ends one year after the day on which the purchase was accepted, and so on.

The CDSC is deducted from the proceeds of the redemption, unless otherwise requested, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See "Sales Charges -- General" below. At the time of sale, the Distributor pays investment dealers a commission of 3.75% and advances the first year's service fee (up to 0.25%) on purchases of Class B shares.

CLASS C SHARES

Class C shares are offered at net asset value, without an initial sales charge or CDSC; are subject to a 0.25% annual service fee and a 0.75% annual distribution fee; and do not convert into another class.

CLASS Y SHARES

The Fund may in the future offer a fourth class of shares, which is not currently available for sale. See "Additional Facts About the Fund" below.

A, B OR C SHARES-
WHICH SHOULD
YOU CHOOSE?

Your choice
of share class
depends on the
size of your
investment and
how long you
intend to hold
your shares.
In general,
there are only
minor differences
in performance
results for the
different classes
if held for
the long term.
Consult your
financial
representative
for help in
deciding which
class is
appropriate
for you.
--------------------------------------------------------------------------------

Deciding Which Class

to Purchase

The decision as to whether Class A, Class B or Class C shares are more appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends per share. For these reasons, the Distributor will treat any order of $1 million or more for Class B shares as a Class A order. Any order of $1 million or more for Class C shares will be treated as an order for Class A shares, unless you indicate on the relevant section of your application that you have been informed of the relative advantages and disadvantages of Class A and Class C shares. Investors making smaller investments might consider Class B or Class C shares because 100% of the purchase is invested immediately. Investors making smaller investments who anticipate redeeming their shares within five years may find Class C shares more favorable than Class B shares, because Class B shares are subject to a CDSC on redemptions made within five years after purchase. Class B shares are more favorable than Class C shares for investors who anticipate holding their investment for more than eight years, since Class B shares convert to Class A shares (and thus bear lower ongoing fees) after eight years. Consult your investment dealer for advice applicable to your particular circumstances.


GENERAL


NO CDSC ON ANY CLASS OF SHARES APPLIES in connection with (1) redemptions by retirement plans qualified under Code Sections 401(a) or 403(b)(7) when such redemptions are necessary to make distributions to plan participants; (2) distributions from an IRA due to death, disability or a tax-free return of an excess contribution; (3) distributions by other employee benefit plans to pay benefits; and (4) distributions by a Section 401(a) plan due to death. For 403(b)(7) and IRA accounts established before January 3, 1995, the CDSC is waived for redemptions made after attainment of age 59 1/2. The CDSC is waived for redemptions made to make required minimum distributions after attainment of age 70 1/2 for 403(b)(7) and IRA accounts established on or after January 3, 1995. There is also no CDSC on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder if the redemption is made within one year after the shareholder's death or disability. Also, there is no CDSC on certain withdrawals pursuant to a Systematic Withdrawal Plan. See "Selling Fund Shares -- 4 Ways to Sell Fund Shares -- By Systematic Withdrawal Plan" below.

The Fund receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from one series of one of the Trusts to another series of one of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time. The staff of the SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a fund's shares.

For new amounts invested, the Distributor may, at its expense, pay investment dealers who sell shares of the Fund at net asset value to an eligible governmental authority .025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any series of the Trusts or if the account is registered in street name.


The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Fund (including in some cases, exclusively to New England Securities and MetLife). In some instances additional compensation are provided to certain dealers who achieve certain sales goals or who may sell significant amount of shares. Such compensation may include (i) full re-allowance of the front-end sales charge on the Class A shares; (ii) additional compensation with respect to the sale of Class A and B shares; or (iii) financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U.S., for educational seminars or meetings of a business nature.

Reduced Sales Charges (Class A Shares Only)

-- LETTER OF INTENT -- if aggregate purchases of all series and classes of the Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

-- COMBINING ACCOUNTS -- purchases by all qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/or single trust estates. The values of all accounts are combined to determine the sales charge.

-- ENDOWMENTS, FOUNDATIONS AND CHARITABLE ORGANIZATIONS -- no sales charge applies to purchases of Class A shares by endowments, foundations and charitable organizations. (Note that endowments and foundations investing more than $1 million will be eligible to purchase Class Y shares when such shares become available for purchase. Class Y shares have a lower expense ratio than Class A shares because of the absence of 12b-1 fees.)

-- UNIT HOLDERS OF UNIT INVESTMENT TRUSTS -- unit investment trust distributions of less than $1 million may be invested in Class A shares of the Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

-- ELIGIBLE GOVERNMENTAL AUTHORITIES -- no sales charge or CDSC applies to investments by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

-- CLIENTS OF AN ADVISER OR SUBADVISER -- no sales charge or CDSC applies to investments of $25,000 or more in the Fund by (1) clients of an adviser or subadviser to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser to any series of the Trusts; and the parents, spouses and children of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype Plan document of an adviser or subadviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the Trusts. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

-- Shares of the Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code and rabbi trusts. Investors may be charged a fee if they effect transactions through a broker or agent.

-- There is no sales charge, CDSC or initial investment minimum related to investments by certain current and retired employees of the Trusts' investment advisers or subadvisers, the Distributor or any other company affiliated with [MetLife]; current and former directors and trustees of the Trusts or their predecessor companies; agents and general agents of [MetLife] and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers that have selling arrangements with the Distributor; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above; any trust, pension, profit sharing or other benefit plan for any of the foregoing persons; and any separate account of [MetLife] or of any insurance company affiliated with [MetLife].

-- Shareholders of Reich & Tang Government Securities Trust may exchange their shares of that fund for Class A shares of any series of the Trusts at net asset value and without the imposition of a sales charge.

-- Shares of the Fund are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

-- Shares of the Fund are available at net asset value for investments in participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees.

-- Shares of the Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM and/or the Fund's subadvisers out of their own assets, or may be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

-------------------------------------------------------------------------------
                              OWNING FUND SHARES
-------------------------------------------------------------------------------

EXCHANGING AMONG NEW ENGLAND FUNDS

CLASS A SHARES. Except as indicated in the next two sentences, you may exchange Class A shares of any series of the Trusts (and Class A shares of the Money Market Funds acquired through exchanges from any of the series of the Trusts) for the Class A shares of any other series of the Trusts (except New England Growth Fund, which is subject to special eligibility restrictions) without paying a sales charge; such exchanges will be made at the next-determined net asset value of the shares. Class A shares of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York (the "California and New York Funds") (and shares of the Money Market Funds acquired through exchanges of such shares) may be exchanged for Class A shares of another series of the Trusts at net asset value only if you have held California or New York Fund shares for at least six months; otherwise, you will pay the difference between any sales charge you have already paid on your California or New York Fund shares and the higher sales charge of the series into which you are exchanging. If you exchange your Class A shares of New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund") (and shares of the Money Market Funds acquired through exchanges of such shares) for shares of another series of the Trusts that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your Adjustable Rate Fund shares and the higher sales charge of the series into which you are exchanging. In addition, you may redeem Class A shares of any Money Market Fund that were not acquired through exchanges from any series of the Trusts and have the proceeds directly applied to the purchase of shares of a series of the Trusts at the applicable sales charge.

CLASS B SHARES. You may exchange Class B shares of the Fund or any series of the Trusts (and Class B shares of the Money Market Funds or Class A shares of the Money Market Funds which have not been subject to a previous sales charge) for Class B shares of any other series of the Trusts (except New England Growth Fund, which does not offer Class B shares). Such exchanges will be made at the next determined net asset value of the shares. Class B shares will automatically convert on a tax-free basis to Class A shares eight years after they are purchased (excluding the time the shares are held in a Money Market Fund). See "Sales Charges -- Class B Shares" above.

CLASS C SHARES. You may exchange Class C shares of the Fund or any other series of the Trusts for Class C shares of any other series of the Trusts which offers Class C shares or for Class A shares of the Money Market Funds.

TO MAKE AN EXCHANGE, please call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Fund is open for business, call Tele#Facts at 1-800-346-5984 twenty-four hours a day or write to New England Funds. Exchange requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. The exchange must be for a minimum of $500 (or the total net asset value of your account, whichever is less), except that under the Automatic Exchange Plan the minimum is $50. All exchanges are subject to the eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will record your instructions.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

AUTOMATIC
EXCHANGE
PLAN

The Fund has
an automatic
exchange plan
under which
shares of a
class of the
Fund are
automatically
exchanged each
month for
shares of the
same class of
other series of
the Trusts
(other than
New England
Growth Fund,
which is
available only
to certain
eligible
investors). The
minimum
monthly
exchange
amount under
the plan is $50.
There is no fee
for exchanges
made pursuant
to this
program, but
there may be a
sales charge as
described on
this page.
--------------------------------------------------------------------------------

================================================================================

FUND DIVIDEND PAYMENTS

The Fund pays dividends annually. The Fund pays as dividends substantially all net investment income (other than long-term capital gains) each year and distributes annually all net realized long-term capital gains (after applying any available capital loss carryovers). The trustees of the Trust may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of the Fund shortly before it declares a dividend, you should be aware that a portion of the purchase price may be returned to you as a taxable dividend.

You have the option to reinvest all distributions in additional shares of the same class of the Fund or in shares of the same class of other series of the Trusts, to receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or the same class of shares of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the Fund at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned undeliverable to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.


-------------------------------------------------------------------------------
                           DIVIDEND DIVERSIFICATION
                                   PROGRAM
-------------------------------------------------------------------------------
   You may also establish a dividend diversification program that allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain and carefully read a copy of that fund's prospectus.
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              SELLING FUND SHARES
--------------------------------------------------------------------------------

4 WAYS TO SELL FUND SHARES

You may sell Class A, Class B and Class C shares of the Fund in the following ways:

[LOGO]Through your investment dealer:

Call your authorized investment dealer for information.

[LOGO]By telephone:

You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:

Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the fund is open for business. Class A and Class C shares only may also be redeemed by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. The proceeds (LESS ANY APPLICABLE CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed to Your Address of Record -- Shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Fund is open for business and requesting that a check for the proceeds (LESS ANY APPLICABLE CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to your address of record on the business day after your redemption request is received.

Through ACH -- Shares may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Fund is open for business or for Class A and C shares call Tele#Facts at 1-800-346-5984 twenty-four hours a day. The proceeds (LESS ANY APPLICABLE CDSC) generally will arrive at your bank within three business days; their availability will depend on your bank's particular rule.

Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

[LOGO]By mail:

You may redeem your shares at their net asset value (LESS ANY APPLICABLE CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which you are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

If you hold certificates for your Class A shares, you must enclose them with your redemption request or your request will not be honored. The
--------------------------------------------------------------------------------

================================================================================

Fund recommends that certificates be sent by registered mail.

[LOGO]By Systematic Withdrawal Plan:

You may establish a Systematic Withdrawal Plan (the "Plan") that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account (based on the day you establish your plan). Redemption of shares pursuant to the Plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

GENERAL. Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00 p.m. Eastern time on the same day will receive that day's net asset value). Redemption proceeds (LESS ANY APPLICABLE
CDSC) will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order. However, in those cases where you have recently purchased your shares by check or an electronic funds transfer through the ACH system and you make a redemption request within 10 days after such purchase or transfer, the Fund may withhold redemption proceeds until the Fund knows that the check or funds have cleared.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply with respect to redemptions under powers of attorney. Please call your investment dealer or the Distributor for more information.

Telephone redemptions are not available for tax qualified retirement plans or for Fund shares held in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Fund may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

REPURCHASE OPTION
(CLASS A SHARES ONLY)

You may apply your Class A share redemption proceeds (without a sales charge) to the repurchase of Class A shares of any series of the Trusts. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege. You may reinvest the proceeds either by returning the redemption check or by sending your check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences (even if the proceeds are later reinvested). Please consult your tax adviser.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  FUND DETAILS
--------------------------------------------------------------------------------

HOW FUND SHARE PRICE IS DETERMINED

The net asset value of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on the Exchange each day it is open. The Fund's holdings of equity securities are valued at the most recent sales prices on an applicable exchange or NASDAQ, or, in the case of unlisted securities (or listed securities which were not traded during the day), at the last quoted bid prices. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Securities traded primarily on an exchange outside the United States, except equity securities traded on the London Stock Exchange ("British Equities"), which closes before the close of the Exchange generally will be valued for purposes of calculating the Fund's net asset value at the last sale or bid price on that non-U.S. exchange, except that when an occurrence after the closing of that exchange is likely to have materially changed such a security's value, such security will be valued at fair value as of the close of regular trading on the Exchange. British Equities will be valued at the mean between the last bid and last ask price. An option that is written by the Fund generally will be valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, at the last bid price. The value of a futures contract will be equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term notes are valued at cost, or, where applicable, amortized cost, which method is intended to approximate market value. All other securities and assets of each segment of the Fund's portfolio are valued at their fair market value as determined in good faith by the subadviser of that segment (or a pricing service selected by the subadviser) under the supervision of the Trust's Board of Trustees. The value of any assets for which the market price is expressed in terms of a foreign currency will be translated into U.S.
dollars at the prevailing market rate on the date of net asset value computation, or, if no such rate is quoted at such time, at such other appropriate rate as may be determined by or under the direction of the Trust's Board of Trustees.

The net asset value per share of each class is determined by dividing the value of each class's securities (determined as explained above) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of the Fund's Class A shares is determined by adding the applicable sales charge to the net asset value. See "Buying Fund Shares -- Sales Charges" above. The public offering price of Class B and Class C shares is the net asset value per share.

The price you pay for a share will be determined using the next set of calculations made after your order is accepted by New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading on the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) to receive that day's public offering price.

INCOME TAX CONSIDERATIONS

The Fund intends to meet all requirements of the Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or in additional shares. Unless you are a tax-exempt entity, your distributions derived from the Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. (A portion of these distributions may qualify for the dividends-
--------------------------------------------------------------------------------

================================================================================

received deduction for corporations.) Distributions derived from the Fund's long-term capital gains ("capital gains distributions"), if designated as such by the Fund, are taxable to you as long-term capital gains, regardless of how long you have owned shares in the Fund. Both income distribution and capital gains distributions are taxable whether you elected to receive them in cash or additional shares.

To avoid an excise tax, the Fund intends to distribute prior to calendar year end virtually all the Fund's ordinary income and net capital gains earned during that calendar year. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31.

The Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have under reported income in the past or if you fail to certify to the Fund that you are not subject to such withholding. In addition, the Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these back-up withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from the Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The Fund may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Internal Revenue Code which would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the Internal Revenue Service must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid.

The foregoing is a summary of certain federal income tax consequences of an investment in the Fund for shareholders who are U.S. citizens or corporations. Shareholders should consult a competent tax adviser as to the effect of an investment in the Fund on their particular federal, state and local tax situations and about consequences of their investment under foreign laws.

THE FUND'S EXPENSES

In addition to the management fee paid to NEFM and certain accounting and administrative fees paid to the Distributor, the Fund pays all expenses not borne by NEFM, the subadvisers or the Distributor, including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal or state securities laws, all expenses of shareholders' and trustees' meetings, preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees of the Trust who are not directors, officers or employees of The New England or its affiliates, other than affiliated registered investment companies. Certain expenses are allocated differently between the Fund's Class A, Class B and Class C shares, on the one hand, and its Class Y shares, if any, on the other hand. (See "Additional Facts about the Fund," below.)

Under a Service Plan in the case of Class A shares, and Service and Distribution Plans in the case of Class B and Class C shares, adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. The Distributor may pay up to the
--------------------------------------------------------------------------------

================================================================================

entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. In the case of the Class B shares, the Distributor pays investment dealers at the time of sale the first year's service fee, in the amount of up to 0.25% of the amount invested. The Class A service fee is payable only to reimburse the Distributor for amounts it pays or expends in connection with the provision of personal services to investors and/or the maintenance of shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the relevant Service Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect. The Class B and C service fees are payable regardless of the amount of the Distributor's related expenses.

The Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the Fund's Class B and Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares. The Distributor retains the balance of the fee as compensation for its services as distributor of the Class B and Class C shares.

PERFORMANCE CRITERIA

The Fund may include total return information for each class of shares in advertisements or other written sales material. The Fund may show each class's average annual total return for the one-, five- and ten-year periods (or the life of the class, if shorter) through the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of Class B shares, imposition of the CDSC relevant to the period quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the class in question during the relevant period. The class may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return will be higher.

Total return will generally be higher for Class A shares than for Class B and Class C shares, because of the higher levels of expenses borne by the Class B and Class C shares. An investor should balance this expected lower total return against the benefit gained by 100% immediate investment of the purchase price of Class B or Class C shares.

All performance information is based on past results and is not an indication of likely future performance.

ADDITIONAL FACTS ABOUT THE FUND

[Solid Black Square]New England Funds Trust I was organized in 1985 as a
   Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Fund is a newly organized series of the Trust.

[Solid Black Square]When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Trust's trustees and to cast a vote for each share you own at shareholder meetings. Shares of the Fund vote separately from shares of other series of the Trust, except as otherwise required by law. Shares of all classes of the Fund vote together, except as to matters relating to a class's Rule 12b-1 plan, on which only shares of that class are entitled to vote.

[Solid Black Square]Except for matters that are explicitly identified as fundamental in this prospectus or the Statement, the investment policies of the Fund may be changed without shareholder approval or, in most cases, prior notice. The investment objective of the Fund is not fundamental. If there is a change in the Fund's objective, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.
--------------------------------------------------------------------------------

================================================================================

[Solid Black Square]If Class Y shares are offered, they will be identical to Class A, Class B and Class C shares, except that Class Y shares will have no sales charge or CDSC and will bear no Rule 12b-1 fees. Class Y will bear its own transfer agency and prospectus printing costs and will not bear any portion of those costs relating to other classes of shares.

[Solid Black Square]The Trust does not generally hold regular shareholder meetings and will do so only when required by law. Shareholders of the Trust may remove the trustees of the Trust from office by votes cast at a shareholder meeting or by written consent.

[Solid Black Square]The transfer and dividend paying agent for the Fund is New
   England Funds, L.P., 399 Boylston Street, Boston, MA 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

[Solid Black Square]If the balance in your account with the Fund is less than a minimum amount set by the trustees of the Trust from time to time (currently $500 for all accounts, except for those indicated below and for individual retirement accounts, which have a $25 minimum), the Fund may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to Keogh, pension and profit sharing plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

[Solid Black Square]The Fund's annual report contains additional performance information and is available upon request and without charge. Each Fund will send a single copy of its annual and semi-annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semi-annual report in writing or by telephone.

[Solid Black Square]The Class A, Class B and Class C structure could be terminated should certain IRS rulings be rescinded.

[Solid Black Square]Summit Cash Reserve Fund (the "Cash Fund"), a series of
   Financial Institutions Series Trust, is related to the Fund for purposes of investment and investor services. Shares of all classes of the Fund may be exchanged for shares of the Cash Fund at net asset value. If shares of the Fund that are exchanged for shares of the Cash Fund are subject to CDSC, the holding period for purposes of determining the expiration of the CDSC will stop and resume only when an exchange is made back into shares of the Fund. If Fund shares subject to a CDSC are exchanged for Cash Fund shares and the Cash Fund shares are later redeemed rather than being exchanged back into shares of any series of the Trusts, then a CDSC will apply at the same rate as if the Fund shares were redeemed at the time of the exchange.

[Solid Black Square]The Trust's trustees have the authority without shareholder approval to issue other classes of shares of the Fund that represent interests in the Fund's portfolio but that have different sales load and fee arrangements.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
NEW ENGLAND FUNDS
Where The Best Minds Meet (TM)


NEW ENGLAND STAR SMALL CAP FUND

STATEMENT OF ADDITIONAL INFORMATION

[DATE]

         This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the prospectus of New England Star Small Cap Fund (the "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the Fund dated [Date] for Class A, B, or C shares (the "prospectus"). The Statement should be read together with the prospectus. Investors may obtain a free copy of the prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, MA 02116.

         This Statement contains information about the Class A, B, or C shares of the Fund. The Fund is a series of New England Funds Trust I (the "Trust"), a registered investment company that offers a total of twelve series.

                        T a b l e  o f  C o n t e n t s
                                                                          Page
                                     PART I

   Investment Restrictions                                                 2
   Fund Charges and Expenses                                               4


                                     PART II

   Miscellaneous Investment Practices                                       4
   Management of the Trust                                                 13
   Portfolio Transactions and Brokerage                                    20
   Description of the Trust and Ownership of Shares                        24
   How to Buy Shares                                                       27
   Net Asset Value and Public Offering Price                               27
   Reduced Sales Charges                                                   28
   Shareholder Services                                                    30
   Redemptions                                                             34
   Standard Performance Measures                                           36
   Income Dividends, Capital Gain Distributions and Tax Status             39
   Financial Statements                                                    41
   Appendix A - Description of Bond Ratings                                42
   Appendix B - Publications That May Contain Fund Information             44
   Appendix C - Advertising and Promotional Literature                     46

                                     PART I


                             INVESTMENT RESTRICTIONS


         The following is a description of restrictions on the investments to be made by the Fund, some of which restrictions (those restrictions marked with an asterisk) may not be changed without the approval of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940 [the "1940 Act"]). Except in the case of restriction (15) below, the percentages set forth below and the percentage limitations set forth in the prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

The Fund may not:

(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with all subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 33 1/3% of its total assets (taken at cost). (For the purpose of this restriction, reverse repurchase agreements, collateral arrangements with respect to options, futures contracts, options on futures contracts, forward contracts, swap contracts, short sales and other similar instruments and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10)  Make investments for the purpose of exercising control or management;

(11) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC"), participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with a subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities deemed to be liquid under guidelines established by the Trust's trustees and certain Section 4(2) commercial paper);

(13) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or no commissions. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities,
      (b) own securities of any one investment company having a value in excess of 5% of the total assets of the Fund (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company;

*(14) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid, high grade assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments); or

(15) Lend its portfolio securities if, as a result, the aggregate amount of such loans outstanding at any one time would exceed 33 1/3% of the Fund's total assets (taken at current value).

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are subject to restriction (12) above.

                            FUND CHARGES AND EXPENSES


INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEES

         Pursuant to an Advisory Agreement dated December __, 1996 New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the board of trustees of the Trust, to manage the investment and reinvestment of the assets of the Fund and to provide a range of administrative services to the Fund. For the services described in the Advisory Agreement, the Fund pays NEFM a fee at the annual rate of 1.05% of the Fund's average daily net assets.

         The Advisory Agreement provides that NEFM may delegate its responsibilities thereunder to other parties. NEFM has delegated responsibility for the investment and reinvestment of the assets of four individual segments of the portfolio to four different investment advisers (the "subadvisers"). The subadvisers are Montgomery Asset Management, L.P., Robertson Stephens & Company Investment Management, L.P., Loomis Sayles & Company, L.P. and Harris Associates, L.P., each of which manage one of the four segments. NEFM pays Robertson Stephens and Loomis Sayles a separate sub-advisory fee at an annual rate of 0.55% of the first $50 million of the average daily assets of the segment of the Fund that each subadviser manages, and 0.50% of such assets in excess of $50,000,000. NEFM pays Montgomery a sub-advisory fee at an annual rate of 0.65% of the first $50,000,000 of the average daily net assets of the segment that Montgomery manages, and 0.50% of such assets in excess of $50,000,000. NEFM pays Harris Associates a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of each segment of the Fund that Harris Associates manages.

         For more information about the Fund's investment advisory and subadvisory agreements, see "Management of the Trust" in Part II of this Statement.

                                     PART II


                       MISCELLANEOUS INVESTMENT PRACTICES



         The following information relates to certain investment practices in which the Fund may engage.

Loans of Portfolio Securities. The Fund may lend its portfolio securities to broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction listed in Part I. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the board of trustees of the Trust or persons acting pursuant to the direction of the board.

         These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

U.S. Government Securities. The Fund may invest in some or all of the following U.S. Government securities:

- U.S. Treasury Bills - Direct obligations of the United States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

- U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States Government.

- "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

- "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

- "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

         U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

When-Issued Securities. The Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e., on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets, including equity securities and debt securities of any grade in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from the then available cash flow or the sale of securities, or from the sale of the when-issued or delayed- delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Repurchase Agreements. The Fund may enter into repurchase agreements by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the United States Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

Zero Coupon Securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Convertible Securities. The Fund may invest in convertible securities including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

Short Sales. The Fund may make short sales of securities. In a short sale, the Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to the broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. To secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. The Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than delivering portfolio securities.


         Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. If the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. The Fund will also incur transaction costs in connection with short sales. Certain provisions of the Code may limit the degree to which the Fund is able to enter into short sales. There is no limitation on the amount of the Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. The Fund currently expects that no more than 20% of its total assets would be involved in short sales.



Futures, Options and Swap Contracts

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, Standard & Poor's 500 Composite Index of 500 Stocks (the "S&P 500") futures trade in contracts equal to $500 multiplied by the S&P 500 Index.

         When a trader, such as the Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will establish a segregated account with the custodian with cash or other liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

         Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

         Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

OPTIONS. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").

         An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

         A call option on a futures contract written by the Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or other liquid assets in a segregated account with its custodian.

         A put option on a futures contract written by the Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash or other liquid assets with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

         Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the segregated cash or other liquid assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

         The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

         Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e. a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

         As an alternative to purchasing call and put options on index futures, the Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

         The Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

         The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

         The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

         Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

         The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

         All call options written by the Fund on foreign currencies will be "covered." A call option written on a foreign currency by the Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or high-grade liquid assets in a segregated account with the Fund's custodian. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid high grade obligations in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

SWAP CONTRACTS. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500) or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian cash or other liquid assets in amounts sufficient to satisfy its obligations under swap contracts.

RISKS. The use of futures contracts and options involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

         The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. If the price of the futures contract moves more than the price of the hedged security, the Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

         The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

         Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

         Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

         An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the Fund purchases foreign stock index futures.

         The successful use of transactions in futures and options depends in part on the ability of the Fund's subadvisers to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e. brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

         Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

OVER-THE-COUNTER OPTIONS. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

         The staff of the Securities and Exchange Commission (the "SEC") has taken the position that over-the-counter options on U.S. Government securities and the assets used as cover for written over-the-counter options on U.S. Government securities should generally be treated as illiquid securities for purposes of the investment restrictions prohibiting the Government Securities Fund from investing more than 15% of its net assets in illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. Government securities is the other party to an option contract written by the Fund, and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount at which (i) the formula price exceeds (ii) any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money").

ECONOMIC EFFECTS AND LIMITATIONS. Income earned by the Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

         The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

FUTURE DEVELOPMENTS. The above discussion relates to the Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Foreign Currency Hedging Transactions. To protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund will maintain cash or high-quality debt obligations in a segregated account with the custodian in an amount at least equal to (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Options and Futures" above.


                             MANAGEMENT OF THE TRUST


Trustees

Trustees of the Trust and their ages (in parentheses), addresses and principal occupations during the past five years are as follows:

GRAHAM T. ALLISON, JR. -- Trustee ( ); 79 John F. Kennedy Street, Cambridge, MA
     02138; Douglas Dillon Professor and Director for the Center of Science and International Affairs, John F. Kennedy School of Government; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN -- Trustee ( ); 452 Fifth Avenue, New York, NY 10018; President and CEO, Cain Brothers & Company, Incorporated (investment banking); Trustee, Universal Health Realty Income Trust (REIT); Chairman, Inter Fish, Inc. (an aquaculture venture in Barbados).

KENNETH J. COWAN -- Trustee ( ); One Beach Drive, S.E. #2103, St. Petersburg,
     Florida 33701; Retired; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN -- Trustee ( ); 1001 Pennsylvania Avenue, N.W., Washington, D.C.
     20004; Partner and Managing Director, The Carlyle Group (investments); Trustee, Council for Excellence in Government (not-for-profit); Director, Frontier Ventures (personal investment); Director, Highway Master Communications (mobile communications); Managing Partner, Little Falls Partners (family investment); Director, Sequana Therapeutics (biotechnology/genomics); Director, Telcom Ventures (telecommunications); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet.

SANDRA O. MOOSE -- Trustee ( ); 135 E. 57th Street New York, NY 10022; Senior
     Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, GTE Corporation and Rohm and Haas Company (specialty chemicals).

HENRY L.P. SCHMELZER* -- Trustee and President ( ); President, Chief Executive
     Officer and Director, NEF Corporation; President and Chief Executive Officer, New England Funds, L.P.; President and Chief Executive Officer, NEFM; Director, Back Bay Advisors, Inc.; formerly, Director, New England Securities Corporation ("New England Securities").


--------
 * Trustee deemed an "interested person" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act").

JOHN A. SHANE -- Trustee ( ); 300 Unicorn Park Drive, Woburn, Massachusetts
     01801; President, Palmer Service Corporation (venture capital organization); General Partner, The Palmer Organization and Palmer Partners L.P.; Director, Abt Associates, Inc. (consulting firm); Director, Arch Communications Group, Inc. (paging service); Director, Dowden Publishing Company, Inc. (publishers of medical magazines); Director, Eastern Bank Corporation; Director, Gensym Corporation (expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, Summa Four, Inc. (manufacturer of telephone switching equipment); Director, United Asset Management Corporation (holding company for institutional money management).

PETER S. VOSS* -- Chairman of the Board, Chief Executive Officer and Trustee (
     ); President and Chief Executive Officer, New England Investment Companies, L.P. ("NEIC"); Director, President and Chief Executive Officer, New England Investment Companies, Inc.; Chairman of the Board and Director, NEF Corporation; Chairman of the Board and Director, Back Bay Advisors, Inc.; formerly, Group Executive Vice President, Bank of America (Los Angeles); formerly, Group Head of International Banking, Trading and Securities, Security Pacific National Bank, and Chief Executive Officer of the Security Pacific Investment Group.

PENDLETON P. WHITE -- Trustee ( ); 6 Breckenridge Lane, Savannah, Georgia 31411;
     Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

Officers

Officers of the Trust, in addition to Messrs. Schmelzer and Voss, and their ages (in parentheses) and principal occupations during the past five years are as follows:

BRUCE R. SPECA -- Vice President ( ); Executive Vice President, NEF Corporation;
     Executive Vice President, New England Funds, L.P.; Executive Vice President, NEFM.

FRANK NESVET -- Treasurer ( ); Senior Vice President and Chief Financial
     Officer, NEF Corporation; Senior Vice President and Chief Financial Officer, New England Funds, L.P.; Senior Vice President and Chief Financial Officer, NEFM; formerly, Executive Vice President, SuperShare Services Corporation (mutual fund and unit investment trust sponsor).

ROBERT P. CONNOLLY -- Secretary and Clerk ( ); Senior Vice President and General
     Counsel, NEF Corporation; Senior Vice President and General Counsel, New England Funds, L.P.; Senior Vice President and General Counsel, NEFM; formerly, Managing Director and General Counsel, Kroll Associates, Inc. (business consulting company); formerly, Managing Director and General Counsel, Equitable Capital Management Corporation.

         Previous positions during the past five years with The New England, New England Funds, L.P. or NEFM are omitted, if not materially different from a trustee's or officer's current position with such entity. Each of the Trust's trustees is also a trustee of certain other investment companies for which New England Funds, L.P. acts as principal underwriter or Back Bay Advisors acts as investment adviser. Except as indicated above, the address of each trustee and officer of the Trust is 399 Boylston Street, Massachusetts 02116.

Trustees Fees

         The Trust pays no compensation to its officers or to its trustees who are interested persons thereof.

         Each trustee who is not an interested person of the Trust receives, in the aggregate for serving on the boards of the Trust and New England Funds Trust II, New England Cash Management Trust and New England



--------
* Trustee deemed an "interested person" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act").

Tax Exempt Money Market Trust (all four trusts collectively, the "New England Funds Trusts"), comprising a total of 23 mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $2,500 for each meeting of the boards he or she attends and $1,500 for each meeting he or she attends of a committee of the board of which he or she was a member. Each committee chairman receives an additional retainer fee at the annual rate of $2,500. These fees are allocated among the Fund and the 22 other mutual fund portfolios based on a formula that takes into account, among other factors, the net assets of each fund.

         During the fiscal year ended December 31, 1995 the persons who were then trustees of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust and for also serving on the governing boards of the other New England Funds Trusts, New England Zenith Fund ("Zenith") and New England Variable Annuity Fund I ("NEVA"), comprising as of December 29, 1995 a total of 37 mutual fund portfolios (not all of which were in existence throughout all of 1995).

                                                                                                           Total Compensation
                                                                  Pension or                                   from the New
                                            Aggregate        Retirement Benefits        Estimated              England Funds
                                           Compensation      Accrued as Part of      Annual Benefits       Trusts, Zenith and
                                          from the Trust        Fund Expenses             Upon                    NEVA
Name of Trustee                              in 1995               in 1995              Retirement               in 1995
---------------                              -------              ----------            ----------         ------------------
Graham T. Allison, Jr. (a)                  $26,800                  $0                    $0                  $50,000
Daniel M. Cain (b)                          $     0                  $0                    $0                  $     0
Kenneth J. Cowan                            $32,991                  $0                    $0                  $69,291
Richard Darman (b)                          $     0                  $0                    $0                  $     0
Joseph M. Hinchey (c)                       $ 7,051                  $0                    $0                  $50,125
Richard S. Humphrey, Jr. (c)                $ 7,051                  $0                    $0                  $48,167
Robert B. Kittredge (c)                     $ 6,634                  $0                    $0                  $78,667 (e)
Laurens MacLure (c)                         $ 6,692                  $0                    $0                  $81,500 (e)
Sandra O. Moose                             $26,943                  $0                    $0                  $56,250
James H. Scott (d)                          $27,984                  $0                    $0                  $59,000
John A. Shane                               $30,318                  $0                    $0                  $63,000
Joseph F. Turley (c)                        $ 7,051                  $0                    $0                  $48,167
Pendleton P. White                          $30,318                  $0                    $0                  $63,000


(a)   Became a Trustee of the Trust effective April 1, 1995.
(b)  Became a Trustee of the Trust effective February 23, 1996.
(c)  Resigned as a Trustee of the Trust effective May 1, 1995.
(d)  Resigned as a Trustee of the Trust effective March 5, 1996.
(e) Also includes compensation paid by the 5 CGM Funds, a group of mutual funds for which Capital Growth Management Limited Partnership, the investment adviser of New England Funds Trust I's New England Growth Fund, Zenith's Capital Growth Series and NEVA, serves as investment adviser.

         The Trust provides no pension or retirement benefits to trustees, but has adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each of the funds in the Trust on the normal payment date for such fees. As a result of this method of calculating the deferred payments, the Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

         As of September 30, 1996, the officers and trustees of the Trust as a group owned less than 1% of the outstanding shares of the Trust.

Advisory and Subadvisory Agreements

         The Fund's advisory agreement provides that NEFM will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services.

         The Fund pays all expenses not borne by its adviser or subadvisers including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' independent trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser or their affiliates, other than affiliated registered investment companies. The Fund also pays NEFM for certain legal and accounting services provided to the Fund by NEFM.

         Under the Fund's advisory agreement, if the total ordinary business expenses of the Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or Trust are qualified for sale, NEFM shall pay such excess. At present, the most restrictive state annual expense limitation is 2-1/2% of the average annual net assets up to $30,000,000, 2% of the next $70,000,000 and 1-1/2% of such assets in excess of $100,000,000. NEFM will not be required to reduce its fee or pay such expenses to an extent or under circumstances which might result in the Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the advisory agreement and excludes brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses. This means that the distribution fees payable to New England Funds, L.P. under the Fund's Distribution Agreement and the Distribution Plans would be excluded from "expenses."

         The advisory agreement and each sub-advisory agreement between NEFM and the subadviser that manages a segment of the Fund's portfolio provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the board of trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement or the subadvisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the trustees of the Trust who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each agreement may be terminated without penalty by vote of the Trust's board of trustees or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice, or by NEFM upon 90 days' written notice, and each terminates automatically in the event of its assignment. The subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and is automatically terminated upon termination of the advisory agreement. In addition, the advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by the Distributor to eliminate all reference to the words "New England" or the letters "TNE" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or the Fund's adviser and subadviser.

         The advisory agreement and each sub-advisory agreement each provide that the adviser and subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         NEFM, organized in 1995, is an independently operated subsidiary of NEIC, and serves as the investment adviser to each of the funds in the New England Funds Trusts except New England Growth Fund. NEIC is a New York Stock Exchange listed company whose sole general partner, New England Investment Companies, Inc., is an indirect, wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife").

         Harris was organized in 1995 to succeed to the business of a predecessor limited partnership also named Harris Associates L.P., which together with its predecessor had advised and managed mutual funds since 1970. Harris is a wholly-owned subsidiary of NEIC, having been acquired by NEIC in 1995. Harris also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships.

         Certain officers and employees of Harris have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Harris) that may invest in securities in which the Fund may invest. Where Harris determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Harris to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Harris will allocate investment opportunities based on numerous considerations, including the time the competing accounts have had funds available for investment, the amounts of available funds, an account's cash requirements and the time the competing accounts have had investments available for sale. It is Harris's policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Fund to participate in larger volume transactions in this manner will in some cases produce better executions for the Fund. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Harris as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.

        Montgomery Asset Management, L.P. ("Montgomery"), a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised institutional and retail clients. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is Montgomery Securities, the Distributor for The Montgomery Funds. Under the Investment Company Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed control persons of Montgomery. Although the operations and management of Montgomery are independent from those of Montgomery Securities, Montgomery may draw upon the research and administrative resources of Montgomery Securities in its discretion and consistent with applicable regulations.

         In addition to advising a segment of the Fund's portfolio, Montgomery serves as investment adviser to other mutual funds, pension and profit-sharing plans, and other institutional and private investors. At times, Montgomery may effect purchases and sales of the same investment securities for the Fund, and for one or more other investment accounts. In such cases, it will be the practice of Montgomery to allocate the purchase and sale transactions among the Fund and the accounts in such manner as it deems equitable. In making such allocation, the main factors to be considered are the respective investment objectives of the Fund and the accounts, the relative size of portfolio holdings of the same or comparable securities, the current availability of cash for investment by the Fund and each account, the size of investment commitments generally held by the Fund and each account, and the opinions of the persons at Montgomery responsible for selecting investments for the Fund and the accounts. It is the opinion of the trustees that the desirability of retaining Montgomery as an investment adviser to the Fund outweighs the disadvantages, if any, which might result from these procedures.

         Loomis, Sayles & Company, L.P. ("Loomis Sayles") was organized in 1926 and is one of the oldest and largest investment counsel firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who have been assigned the responsibility for making investment decisions for the Funds' portfolios. Loomis Sayles provides investment advice to numerous other institutional and individual clients. These clients include some accounts of Met Life and its affiliates ("Met Life Accounts"). Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Incorporated, is an indirect wholly-owned subsidiary of NEIC. NEIC owns the entire limited partnership interest in Loomis Sayles.

         Certain officers of Loomis Sayles have responsibility for the management of other investment companies and other client portfolios. The other investment companies and clients served by Loomis Sayles sometimes invest in securities in which the Fund also invests. If the Fund and such other clients desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the Funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as subadviser for the Fund outweighs the disadvantages, if any, which might result from these practices.



         Robertson Stephens, a California limited partnership, was formed in 1993 and is registered as an investment adviser with the Securities and Exchange Commission. The general partner of Robertson Stephens is Robertson, Stephens & Company, Inc., and the principal limited partner is Robertson, Stephens & Company LLC, the Funds' distributor and a major investment banking firm specializing in emerging growth companies that has developed substantial investment research, underwriting, and venture capital expertise. Robertson Stephens and its affiliates have in excess of $3.4 billion under management in public and private investment funds.



         Investment decisions for the segment of the Fund and for other investment advisory clients of Robertson Stephens and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus a particular security may be bought or sold for certain clients even though it could be bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Robertson Stephens' opinion is equitable to each and in accordance with the amount being purchased or sold by each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. Robertson Stephens employs staffs of portfolio managers who draw upon a variety of resources, including Robertson Stephens & Company, Inc., for research information. It is the opinion of the trustees that the desirability of retaining Robertson Stephens as an investment adviser to the Fund outweigh the disadvantages, if any, which could result from these procedures.

         Distribution Agreement and Rule 12b-1 Plans. Under an agreement with the Fund (the "Distribution Agreement"), New England Funds, L.P. serves as the general distributor of each class of shares of the Fund. Under this agreement, New England Funds, L.P. is not obligated to sell a specific number of shares. New England Funds, L.P. bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of prospectuses to existing shareholders.

         New England Funds, L.P. is compensated under the Distribution Agreement through receipt of the sales charges on Class A shares described below under "Net Asset Value and Public Offering Price" and is paid by the Fund the service and distribution fees described in the Prospectus.

         As described in the prospectuses, the Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, Class B and Class C shares which, among other things, permit it to pay the Fund's distributor (currently New England Funds, L.P.) monthly fees out of its net assets. Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of the Fund, and (together with the Distribution Agreement) by the board of trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees").

         Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. Each Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the Fund requires approval of the holders of such shares. The Trust's trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

         The Distributor has entered into selling agreements with investment dealers, including New England Securities, an affiliate of the Distributor, for the sale of the Fund's shares. New England Securities is registered as a broker-dealer under the Securities Exchange Act of 1934. The Distributor may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor.

         The Distribution Agreement may be terminated at any time on 60 days' written notice without payment of any penalty by New England Funds, L.P. or by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees.

         The Distribution Agreement and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire board of trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of Fund (or the relevant class, in the case of the Plans).

         With the exception of New England Funds, L.P., New England Securities (an indirect subsidiary of MetLife) and their direct and indirect corporate parents (including NEIC and MetLife), no interested person of the Trust nor any trustee of the Trust had any direct or indirect financial interest in the operation of the Plans or any related agreement.

         Benefits to the Fund and its shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention, (3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.

         New England Funds, L.P. controls the words "New England" in the name of the Trust and the Fund and if it should cease to be the distributor, the Trust or the Fund may be required to change their names and delete these words or letters. New England Funds, L.P. also acts as general distributor for New England Cash Management Trust, New England Tax Exempt Money Market Trust, New England Funds Trust II, New England Funds Trust III and the other series of the Trust besides the Fund.

         During the years ended December 31, 1993, New England Funds, L.P. received commissions on the sale of the Class A shares of the Trust aggregating $12,478,105, of which $1,428,524 was retained by New England Funds, L.P. During the years ended December 31, 1994 and 1995, New England Funds, L.P. received commissions on the sale of shares of the Trust aggregating $9,569,312 and $8,779,918, respectively, of which $8,290,120 and $7,706,937, respectively, was allowed to other securities dealers and the balanced retained by New England Funds, L.P. See "Other Arrangements" for information about amounts received by New England Funds, L.P. from the Trust's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to the Trust.

         Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

         Independent Accountants. The Fund's independent accountants are Price Waterhouse LLP, 160 Federal Street, Boston, MA 02109. The independent accountants of the Trust conduct an annual audit of that Trust's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trust as to matters of accounting and federal and state income taxation.

Other Arrangements

         Pursuant to a contract between the Fund and New England Funds, L.P., New England Funds, L.P. acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund's shares. The Fund pays per account fees to New England Funds, L.P. for these services in the amount of $17.25. New England Funds, L.P. has subcontracted with State Street Bank for it to provide, through its subsidiary Boston Financial Data Services, Inc. ("BFDS") transaction processing, mail and other services. For these services, New England Funds, L.P. pays BFDS a per account fee of $9.40.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

General

         Subject to the overriding objective of obtaining the best possible execution of orders. Each of the subadvisers may allocate a portion of their respective segment of the Fund's brokerage transactions to affiliated brokers. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the trustees, including a majority of those trustees who are not "interested persons" as defined in the 1940 Act have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

         Segment of the Fund Advised by Harris. In placing orders for the purchase and sale of portfolio securities for the segment of the Fund advised by Harris, Harris always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers who make the market for such securities unless, in the judgment of Harris, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers.

         Harris selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Harris will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

         Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker which Harris believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Harris's expenses. Such services may be used by Harris in servicing other client accounts and in some cases may not be used with respect to the Fund. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best execution, Harris may, however, consider purchases of shares of the Fund by customers of broker-dealers as a factor in the selection of broker-dealers to execute Fund portfolio transactions.

         Harris may cause the segment of the Fund to pay a broker-dealer that provides brokerage and research services to Harris an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Harris must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Harris's overall responsibilities to the Fund and its other clients. Harris's authority to cause the Fund to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.

         Segment of the Fund Advised by Montgomery. In all purchases and sales of securities for its segment of the Fund, Montgomery's primary consideration is to obtain the most favorable execution available. Pursuant to the sub-advisory agreement between NEFM and Montgomery, Montgomery determines which securities are to be purchased and sold by its segment and which broker-dealers are eligible to execute its segment's portfolio transactions, subject to the instructions of, and review by, NEFM and the trustees. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of Montgomery, a better price and execution can otherwise be obtained by using a broker for the transaction.

         In purchasing ADRs and EDRs (and other similar instruments), Montgomery's segment of the Fund may purchase those listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which this segment may invest may be traded in the over-the-counter markets.

         Purchases of portfolio securities for this segment also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which this segment will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, Montgomery will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by this segment of the Fund, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

         Montgomery may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute portfolio transactions for its segment. The placement of portfolio transactions with broker-dealers who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc.

         While Montgomery's general policy is to seek first to obtain the most favorable execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to Montgomery, even if the specific services were not imputed just to the Fund and may be lawfully and appropriately used by Montgomery in advising other clients. Montgomery considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under its sub-advisory agreement with NEFM, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, this segment of the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by Montgomery to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to this segment of the Fund or assist Montgomery in carrying out its responsibilities to this segment of the Fund. The standard of reasonableness is to be measured in light of Montgomery's overall responsibilities to its segment. The trustees review all brokerage allocations where services other than best execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above and produce a benefit to the Fund.

         On occasion, situations may arise in which legal and regulatory considerations will preclude trading for this segment's account by reason of activities of Montgomery Securities, a broker-dealer affiliated with Montgomery, or its affiliates. It is the judgment of the trustees that the Fund will not be materially disadvantaged by any such trading preclusion and that the desirability of continuing its sub-advisory arrangements with Montgomery and Montgomery's affiliation with Montgomery Securities and other affiliates of Montgomery Securities outweigh any disadvantages that may result from the foregoing.

         Montgomery's sell discipline for this segment's investment in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by Montgomery in determining the appropriate investment horizon.

         At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and declining financial flexibility may also signal a sell.

         Segment of the Fund Advised by Robertson Stephens. It is the policy of Robertson Stephens, in effecting transactions in portfolio securities, to seek the best execution of orders. The determination of what may constitute best execution in a securities transaction involves a number of judgmental considerations, including, without limitation, the overall direct net economic result to this segment of the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions for this segment in the future, and the financial strength and stability of the broker.

         Subject to the policy of seeking best execution of orders at the most favorable prices, Robertson Stephens may execute transactions with brokerage firms which provide research services and products to Robertson Stephens. The phrase "research services and products" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities, the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and the obtainment of products such as third-party publications, computer and electronic access equipment, software programs, and other information and accessories that may assist Robertson Stephens in furtherance of its investment advisory responsibilities to its advisory clients. Such services and products permit Robertson Stephens to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Generally, it is not possible to place a dollar value on the benefits derived from specific research services and products. Robertson Stephens may receive a benefit from these research services and products which is not passed on, in the form of a direct monetary benefit, to this segment of the Fund. If Robertson Stephens determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Robertson Stephens may allocate the cost of such service or product accordingly. The portion of the product or service that Robertson Stephens determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Any such allocation may create a conflict of interest for Robertson Stephens. Subject to the standards outlined in this and the preceding paragraph, Robertson Stephens may arrange to execute a specified dollar amount of transactions through a broker that has provided research products or services. Such arrangements do not constitute commitments by Robertson Stephens to allocate portfolio brokerage upon any prescribed basis, other than upon the basis of seeking best execution of orders.

         Research services and products may be useful to Robertson Stephens in providing investment advice to any of the funds or clients it advises. Likewise, information made available to Robertson Stephens from brokers effecting securities transactions for such other funds and clients may be utilized on behalf of another fund. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.

         Subject to the policy of seeking the best execution of orders, sales of shares of the Fund may also be considered as a factor in the selection of brokerage firms to execute portfolio transactions for this segment of the Fund.

         Because selection of executing brokers is not based solely on net commissions, the segment of the Fund advised by Robertson Stephens may pay an executing broker a commission higher than that which might have been charged by another broker for that transaction. Robertson Stephens will not knowingly pay higher mark-ups on principal transactions to brokerage firms as consideration for receipt of research services or products. While it is not practicable for Robertson Stephens to solicit competitive bids for commissions on each portfolio transaction, consideration is regularly given to available information concerning the level of commissions charged in comparable transactions by various brokers. Transactions in over-the-counter securities are normally placed with principal market makers, except in circumstances where, in the opinion of Robertson Stephens, better prices and execution are available elsewhere.

         Segment of the Fund Advised by Loomis Sayles. Decisions as to the assignment of portfolio business for the segment of the Fund's portfolio advised by Loomis Sayles and negotiation of its commission rates are made by Loomis Sayles, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable securities price) of all portfolio transactions. In placing portfolio transactions for its segment of the Fund's portfolio, Loomis Sayles may agree to pay brokerage commissions for effecting a securities transaction, in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

         In selecting brokers and dealers and in negotiating commissions, Loomis Sayles considers a number of factors, including but not limited to: Loomis Sayles' knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the securities being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. In recognition of the value of the foregoing factors, Loomis Sayles may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Loomis Sayles. Research may include furnishing advice, either directly or through publications or writing, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Loomis Sayles in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Loomis Sayles' own research efforts.

         Loomis Sayles may use research products and services in servicing other accounts in addition to the Fund. If Loomis Sayles determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Loomis Sayles may allocate the costs of such service or product accordingly. Only that portion of the product or service that Loomis Sayles determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Loomis Sayles.

         Loomis Sayles may also consider sales of shares of mutual funds advised by Loomis Sayles by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase shares of such funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. In placing portfolio business with such broker-dealers, Loomis Sayles will seek the best execution of each transaction.

General

         Portfolio turnover is not a limiting factor with respect to investment decisions. The Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions.

         Subject to procedures adopted by the Board of Trustees of the Trust, the Fund's brokerage transactions may be executed by brokers that are affiliated with the Distributor, NEFM or the subadvisers. Any such transactions will comply with Rule 17e-1 under the Investment Company Act of 1940.

         Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust, such as New England Securities, may not serve as the Fund's dealer in connection with such transactions.

         It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.


                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES


         New England Funds Trust I is organized as a Massachusetts business Trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated June 7, 1985 and is a "series" company as described in Rule 18f-1 under the 1940 Act. The Fund is a newly organized series of the Trust. The Trust has twelve separate portfolios (the "Funds"). The other series of the Trust are New England Growth Fund, which currently offers one class of shares, New England Municipal Income Fund, which currently offers two classes of shares, New England Capital Growth Fund, New England Strategic Income Fund, New England Government Securities Fund and New England Star Worldwide Fund, each of which currently offers three classes of shares, and New England Balanced Fund, New England Value Fund, New England International Equity Fund, New England Star Advisers Fund and New England Bond Income Fund, each of which currently offers four classes of shares. The initial portfolio of the Trust (the Fund now called New England Government Securities Fund) commenced operations on September 16, 1985. New England International Equity Fund commenced operations on May 22, 1992. New England Capital Growth Fund was organized in 1992 and commenced operations on August 3, 1992. New England Star Advisers Fund was organized in 1994 and commenced operations on July 7, 1994. New England Strategic Income Fund was organized in 1995 and commenced operations on May 1, 1995. New England Star Worldwide Fund was organized in 1995 and commenced operations on December 29, 1995. New England Star Small Cap Fund was organized in 1996 and commenced operations on _________________. The remaining funds in the Trust are successors to the following corporations which commenced operations in the years indicated:


                     Corporation                       Date of Commencement
                     -----------                       --------------------
           NEL Growth Fund, Inc.                                1968
           NEL Retirement Equity Fund, Inc.*                    1969
           NEL Equity Fund, Inc.**                              1968
           NEL Income Fund, Inc.***                             1973
           NEL Tax Exempt Bond Fund, Inc.****                   1976


            * Predecessor of New England Value Fund
           ** Predecessor of New England Balanced Fund
          *** Predecessor of New England Bond Income Fund
         **** Predecessor of New England Municipal Income Fund

         The Declaration of Trust currently permits the Trust's trustees to issue an unlimited number of full and fractional shares of each series. The Fund is represented by a particular series of shares. The Declaration of Trust further permits the Trust's trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the trustees may determine. The shares of Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The shares of the Fund are divided into three classes, Class A, Class B and Class C. The Fund offers such classes of shares as set forth in the prospectus. All expenses of the Fund [excluding transfer agency fees and expenses of printing and mailing prospectuses to shareholders ("Other Expenses")] are borne by its Class A, B and C shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis.

         The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class and with a share of the general expenses of the Fund. Any general expenses of the Fund that are not readily identifiable as belonging to a particular class of a fund in the Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each fund in the Trust, certain expenses may be legally chargeable against the assets of all classes of the funds in the Trust.

         The Declaration of Trust also permits Trust's trustees, without shareholder approval, to subdivide any series or class of shares or fund into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While the trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any fund of the Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each fund affected. Similarly, any class within a fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While the Declaration of Trust further provides that the board of trustees may also terminate the Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights

         As summarized in the prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         The Declaration of Trust provides that on any matter submitted to a vote of all shareholders of the Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreements relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

         There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's or a fund's name or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the board of trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.


                                HOW TO BUY SHARES


         The procedures for purchasing shares of the Fund are summarized in the prospectus. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

         For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the fifth business day after the order is made.

         Shares may also be purchased either in writing, by phone or by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the prospectus through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with the Distributor.

         The Distributor may at its discretion accept a telephone order for the purchase of $5,000 or more of the Fund's shares. Payment must be received by the Distributor within five business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE


         The method for determining the public offering price and net asset value per share is summarized in the prospectus.

         The total net asset value of each class of shares of the Fund (the excess of the assets of the Fund attributable to such class over the liabilities attributable to such class) is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange is open for trading. The weekdays that the New York Stock Exchange is expected to be closed are New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. Government Securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the board of trustees, although the actual calculations may be made by persons acting pursuant to the direction of the board.

         Generally, trading in equity securities in markets outside the United States, as well as trading in foreign government securities and other fixed-income securities, is substantially completed each day at various times prior to the close of the New York Stock Exchange. Securities traded on a non-U.S. exchange, except equity securities traded on the London Stock Exchange ("British Equities"), will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange. British Equities will be valued at the mean between the last bid and ask price. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, when the Fund computes the net asset value of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the New York Stock Exchange. If events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the trustees.

         Trading in many of the portfolio securities of the Fund takes place in various markets outside the United States on days and at times other than when the New York Stock Exchange is open for trading. Therefore, the calculation of the Fund's net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

         The per share net asset value of a class of the Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of the Fund is the net asset value per share next determined after a properly completed purchase order is accepted by New England Funds, L.P. or State Street Bank, plus a sales charge as set forth in the Fund's prospectus. The public offering price of a Class B or C share of the Fund is the next-determined net asset value.


                              REDUCED SALES CHARGES

                               Class A Shares Only


         Special purchase plans are enumerated in the text of the prospectus.

         Cumulative Purchase Discount. A Fund shareholder making an additional purchase of Class A shares may be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "Buying Fund Shares - Sales Charges" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of New England Funds Trust II and the Trust (the "Trusts") held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more funds in the Trusts with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of the Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

         Letter of Intent. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors which reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

         A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order at New England Funds, L.P., or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches New England Funds, L.P. within five business days.

         A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the Letter effective date, the account will be credited with Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective date of the Letter based on the "public offering price computed on such date."

         The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

         State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

         Combining Purchases. Purchases of all series and classes of the Trusts by or for an investor, the investor's spouse, parents, children, siblings, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in either Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan.

         Combining with Other Series and Classes of the Trusts. A shareholder's total investment for purposes of the cumulative purchase discount and purchases under a Letter of Intent includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which includes shares of New England Cash Management Trust and New England Tax Exempt Money Market Trust [the "Money Market Funds"] if such shares were purchased by exchanging shares of either of the Trusts). Shares owned by persons described in the preceding paragraph may also be included.

         Unit Holders of Unit Investment Trusts. Unit investment trust distributions may be invested in Class A shares of the Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.

         Clients of Advisers or Subadvisers. No sales charge or contingent deferred sales charge applies to investments of $25,000 or more in Class A shares of the Fund by (1) clients of an adviser or subadviser to the Trusts; any director, officer or partner of a client of an adviser or subadviser to the Trusts; and the spouse, parents or children of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser to the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to the Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

         Offering to Employees of Metropolitan Life Insurance Company ("MetLife") and Associated Entities. There is no sales charge, CDSC or initial investment minimum related to investments in Class A shares of the Fund by any of the Trusts' investment advisers or subadvisers, New England Funds, L.P. or any other company affiliated with MetLife; current and former directors and trustees of the Trusts or their predecessor companies; agents and general agents of MetLife and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers that have selling arrangements with New England Funds, L.P.; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plans for any of the foregoing persons and any separate account of MetLife or any other company affiliated with MetLife.

         Eligible Governmental Authorities. There is no sales charge or contingent deferred sales charge related to investments in Class A shares of the Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

         Investment Advisory Accounts. Shares of the Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 401(k), 403(b) or 457 of the Code and rabbi trusts. Investors may be charged a fee if they effect transactions through a broker or agent.

         Shareholders of Reich and Tang Government Securities Trust. Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Fund at net asset value and without imposition of a sales charge.

         Shares of the Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM and/or the Fund's subadvisers out of their own assets, or may be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

         The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.


                              SHAREHOLDER SERVICES


Open Accounts

         A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. New England Funds, L.P. may charge a fee for providing duplicate information.

         The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

         The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans

         Subject to the Fund's investor eligibility requirements, investors may automatically invest in additional shares of the Fund on a monthly basis by authorizing New England Funds, L.P. to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to New England Funds, L.P. for investment in the Fund. A plan may be opened with an initial investment of $50 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the prospectus or may be obtained by calling New England Funds, L.P. at (800) 225-5478 or your investment dealer.

         This program is voluntary and may be terminated at any time by New England Funds, L.P. upon notice to existing plan participants.

         The Investment Builder Program plan may be discontinued at any time by the investor by written notice to New England Funds, L.P., which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits

         The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

         The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the prospectus. For these plans, initial investments in the Fund must be at least $250 for each participant in corporate pension and profit sharing plans, IRAs and Keogh plans and $50 for subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for 401(k), SARSEP, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59-1/2 or disabled). Plan documents and further information can be obtained from New England Funds, L.P.

         An investor should consult a competent tax or other adviser as to the suitability of the Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

Systematic Withdrawal Plans

         An investor owning Fund shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or New England Funds, L.P.

         A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

         In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to a redemption pursuant to the Plan.

         All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

         Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund and New England Funds, L.P. make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan.

         It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic Withdrawal Plan. Accordingly, the Fund and New England Funds, L.P. do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments.

         Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Exchange Privilege

         A shareholder may exchange the shares of any fund in the Trusts (except for shares of the New England Adjustable Rate U.S. Government Fund and in the case of Class A shares of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York, only if such shares have been held for at least six months) for shares of the same class of any other fund of the Trusts (subject to the investor eligibility requirements of the fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. In the case of Class A shares of New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund"), if exchanged for shares of any other fund of the Trusts that has a higher sales charge, a shareholder will pay the difference between any sales charge they have already paid on their Adjustable Rate Fund shares and the higher sales charge of the fund into which they are exchanging. When an exchange is made from the Class B shares of one Fund to the Class B shares of another Fund, the shares received in exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and the conversion date. If you own Class A or Class B shares, you may also elect to exchange your shares of the Fund for shares of the same class of the Money Market Funds. Class C shares may also be exchanged for Class A shares of the Money Market Funds. On all exchanges of Class A shares subject to a CDSC and Class B shares into the Money Market Funds, the exchange stops the aging period relating to the CDSC and, for Class B shares only, conversion to Class A shares. The aging resumes only when an exchange is made back into Class B shares of a fund of the Trusts. These options are summarized in the prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to New England
Funds, L.P. at 1-(800) 225-5478 or (2) a written exchange request to New
England Funds, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current prospectus for a Fund before an exchange for that Fund can be effected.

The investment objectives of the other funds (besides the Fund) in the Trusts and the Money Market Funds are as follows:

STOCK FUNDS:

         NEW ENGLAND GROWTH FUND seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

         NEW ENGLAND CAPITAL GROWTH FUND seeks long-term growth of capital.

         NEW ENGLAND VALUE FUND seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

         NEW ENGLAND BALANCED FUND seeks a reasonable long-term investment return from a combination of long-tern capital appreciation and moderate current income.

         NEW ENGLAND GROWTH OPPORTUNITIES FUND seeks opportunities for long-term growth of capital and income.

         NEW ENGLAND INTERNATIONAL EQUITY FUND seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

         NEW ENGLAND STAR ADVISERS FUND seeks long-term growth of capital.

         GROWTH FUND OF ISRAEL seeks long-term growth of capital.

         NEW ENGLAND STAR WORLDWIDE FUND seeks long-term growth of capital.

BOND FUNDS:

         NEW ENGLAND GOVERNMENT SECURITIES FUND seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities and engaging in transactions involving related options, futures and options on futures.

         NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND seeks a high current return consistent with preservation of capital.

         NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND seeks a high level of current income consistent with low volatility of principal.

         NEW ENGLAND STRATEGIC INCOME FUND seeks high current income with a secondary objective of capital growth.

         NEW ENGLAND BOND INCOME FUND seeks a high level of current income consistent with what the Fund considers reasonable risk. The Bond Income Fund invests primarily in corporate and U.S. Government bonds.

         NEW ENGLAND HIGH INCOME FUND seeks high current income plus the opportunity for capital appreciation to produce a high total return.

         NEW ENGLAND MUNICIPAL INCOME FUND seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Municipal Income Fund invests primarily in debt securities of municipal issuers, the interest of which is exempt from federal income tax but may be subject to the federal alternative minimum tax, and may engage in transactions in financial futures contracts and options on futures.

         NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as Back Bay Advisors, the Fund's subadviser, believes is consistent with preservation of capital.

         NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

         NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK seeks as high a level of current income exempt from federal income tax and its state personal income tax and New York City personal income tax as is consistent with preservation of capital.

MONEY MARKET FUNDS:
NEW ENGLAND CASH MANAGEMENT TRUST -

         Money Market Series -- maximum current income consistent with preservation of capital and liquidity.

         U.S. Government Series -- highest current income consistent with preservation of capital and liquidity.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- current income exempt from federal income taxes consistent with preservation of capital and liquidity.



         As of ________ 17, 1996, the net assets of the funds in the Trusts and the Money Market Funds totaled over $__ billion.



         An exchange constitutes a sale of shares for federal income tax purposes in which the investor may realize a long- or short-term capital gain or loss.

Automatic Exchange Plan

         As described in the prospectus following the caption "Owning Fund Shares," a shareholder may establish an Automatic Exchange Plan under which shares of the Fund are automatically exchanged each month for shares of the same class of one or more of the other funds in the Trusts. Registration on all accounts must be identical. The exchanges are made on the 15th of each month or the first business day thereafter if the 15th is not a business day until the account is exhausted or until New England Funds, L.P. is notified in writing to terminate the plan. Exchanges may be made in amounts of $500 or over. The Service Options Form is available from New England Funds, L.P. or your financial representative to establish an Automatic Exchange Plan.


                                   REDEMPTIONS


         The procedures for redemption of shares of a Fund are summarized in the prospectus. As described in the prospectus, a contingent deferred sales charge (a "CDSC") may be imposed on certain purchases of Class A shares and on purchases of Class B shares. For purposes of the CDSC, an exchange of shares from the Fund to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class B shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over five years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the five-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

         To illustrate, assume an investor purchased 100 shares of $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3% (the applicable rate in the second year after purchase).

         Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

         If you select the telephone redemption service in the manner described in the next paragraph, shares of the Fund may be redeemed by calling toll free 1-(800) 225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the New York Stock Exchange. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request.

         In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from your investment dealer. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

         The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited less than fifteen days prior to the redemption request (unless the Fund is aware that the check has cleared).

         The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59-1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70-1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees.

         The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59-1/2 for shareholders who established custodial accounts prior to January 3, 1995.

         The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payments made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70-1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

         A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of New England Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

         The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trust's board of trustees determines it to be advisable and in the interest of the remaining shareholders of the Fund. Such redemptions will be made in readily marketable securities. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period. The Fund does not currently intend to impose any redemption charge (other than the CDSC imposed by the Distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

Reinstatement Privilege (Class A shares only)


         The prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the letter of instruction requesting reinstatement and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.



         Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Fund should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.


                          STANDARD PERFORMANCE MEASURES


         Calculation of Total Return. Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of the Fund rather than paid to the investor in cash. The formula for total return used by the Fund is prescribed by the Securities and Exchange Commission and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for the Fund.

Performance Comparisons

         Total Return. Total returns will generally be higher for Class A shares than for Class B and C shares of the Fund, because of the higher levels of expenses borne by the Class B and C shares. The Fund may from time to time include total return in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having similar investment objectives.

         Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

         The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The Salomon Brothers World Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rated agency.

         The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

         The Merrill Lynch High Yield Index includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below), and the First Boston High Yield Index includes over 350 issues and represents all public debt greater than $100 million (original issuance and rated BBB/BB and below).

         The Salomon Brothers Broad Investment Grade Bond Index is a price composite of a broad range of institutionally based U.S. Government mortgage-backed and corporate debt securities of investment outstanding of at least $1 million and with a remaining period to maturity of at least one year.

         The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

         Lipper Analytical Services, Inc. ("Lipper") is an independent service that monitors the performance of over 1,300 mutual funds, and calculates total return for the funds grouped by investment objective. Lipper's Mutual Fund Performance Analysis, Small Cap Company Analysis and Mutual Fund Indices measure total return and average current yield for the mutual fund industry. Rankings of individual mutual fund performance over specific time periods assume reinvestment of all distributions, exclusive of sales charges.

         The Russell 2000 Index represents the top 2,000 stocks traded on the New York Stock Exchange, American Stock Exchange and National Association of Securities Dealers Automated Quotations, by market capitalizations.

         The Morgan Stanley Capital International Europe, Australia and Far East (Gross Domestic Product) Index (the "EAFE Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE Index according to their relative market value (market price per share times the number of shares outstanding).

         The Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE [GDP] Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE (GDP) Index according to their relative market values. The relative market value of each country is further weighted with reference to the country's relative gross domestic product.

         Articles and releases, developed by the Fund and other parties, about the Fund regarding performance, rankings, statistics and analyses of the Fund's and the fund group's asset levels and sales volumes, numbers of shareholders by fund or in the aggregate for New England Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Appendix B to this Statement and on various computer networks, for example, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Funds' advertising and promotional literature. Such advertising and promotional material may refer to NEIC, its structure, goals and objectives and the advisory subsidiaries of NEIC, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding NEIC, its advisory subsidiaries and their personnel. For additional information about the Fund's advertising and promotional literature, see Appendix C.

         The Fund may enter into arrangements with banks exempted from registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to New England Funds and New England Funds, L.P. as well as the services provided by the bank relative to the Fund. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

         The Fund may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                        INVESTMENTS AT 8% RATE OF RETURN


                    5 YRS.                 10                15              20               25                30
      $  50          3,698              9,208            17,417          29,647           47,868            75,015
         75          5,548             13,812            26,126          44,471           71,802           112,522
        100          7,396             18,417            34,835          59,295           95,737           150,029
        150         11,095             27,625            52,252          88,942          143,605           225,044
        200         14,793             36,833            69,669         118,589          191,473           300,059
        500         36,983             92,083           174,173         296,474          478,683           750,148


                        INVESTMENTS AT 10% RATE OF RETURN

                    5 YRS.                 10                15              20                25               30
      $  50          3,904             10,328            20,896          38,285            66,895          113,966
         75          5,856             15,491            31,344          57,427           100,342          170,949
        100          7,808             20,655            41,792          76,570           133,789          227,933
        150         11,712             30,983            62,689         114,855           200,684          341,899
        200         15,616             41,310            83,585         153,139           267,578          455,865
        500         39,041            103,276           208,962         382,848           668,945        1,139,663


         The Fund's advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the New England Funds. For example, the advertising and sales literature of any of the New England Funds, but particularly that of Growth Fund of Israel, New England Star Worldwide Fund and New England International Equity Fund, may discuss all of the above international developments, including but not limited to, international developments involving Europe, North and South America, Asia, the Middle East and Africa, as well as events and issues affecting specific countries that directly or indirectly may have had consequences for the New England Funds or may have influenced past performance or may influence current or prospective performance of the New England Funds. The Fund's advertising and sales literature may also include historical and current performance and total returns of investment alternatives to the New England Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts and New England Funds, L.P., as distributor and transfer agent of the Trusts, with respect to investing in shares of the Trusts and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.

         New England Funds, L.P. will make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and raters including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such references may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and New England Funds, L.P.'s selection including, but not limited to, the scores and categories in which New England Funds, L.P. excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom New England Funds, L.P. competed for the award, honor or citation.

         New England Funds, L.P. may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of New England Funds, L.P.

         Advertising and sales literature may also refer to the beta coefficient of the New England Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g. the S&P 500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the New England Funds may be compared to the beta coefficients of other funds.

         The Funds may enter into arrangements with banks exempted from registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to New England Funds and New England Funds, L.P. as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

         In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Fund's prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.


           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS


         As described in the Fund's prospectus, it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

         Income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to New England Funds. In order for a change to be in effect for any dividend or distribution, it must be received by New England Funds on or before the record date for such dividend or distribution.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

         The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, the Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months;

(iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. So long as it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

         Shareholders of the Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by the Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

         Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.

         The Fund may be eligible to make and, if eligible, may make an election under Section 853 of the Code so that its shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to Israel and other foreign countries. The ability of shareholders of the Fund to claim a foreign tax credit is subject to certain limitations imposed by Section 904 of the Code, which in general limit the amount of foreign tax that may be used to reduce a shareholder's U.S. tax liability to that amount of U.S. tax which would be imposed on the amount and type of income in respect of which the foreign tax was paid. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions. Also, under Section 63 of the Code, no deduction in respect of income taxes paid by the Fund to foreign countries may be claimed by shareholders who do not itemize deductions on their federal income tax returns. The Fund will notify shareholders each year of the amount for dividends and distributions and the shareholder's pro rata share of qualified taxes paid by the Fund to foreign countries.

         The Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

         The Fund may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, the Fund may elect to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. As a result, the Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders in order to avoid any Fund-level tax.

         Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

         Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

         The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                                   APPENDIX A
                           DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S CORPORATION

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, if fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default of there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is not longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.

                                   APPENDIX B
                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION





ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's Bergen County Record (NJ)
Bloomberg Business News
B'nai B'rith Jewish Monthly
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the)Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News New
Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report

Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                   APPENDIX C
                     ADVERTISING AND PROMOTIONAL LITERATURE

         References may be included in New England Funds' advertising and promotional literature to New England Investment Companies ("NEIC") and its affiliates that perform advisory functions for New England Funds including, but not limited to: Back Bay Advisors, L.P., Harris Associates L.P., Loomis, Sayles and Company, L.P., Westpeak Investment Advisors, L.P., Capital Growth Management Limited Partnership and Draycott Partners, Ltd.

         References may be included in New England Funds' advertising and promotional literature to NEIC affiliates that do not perform advisory or subadvisory functions for the Funds including, but not limited to, New England Investment Associates, L.P., Copley Real Estate Advisors, L.P., Marlborough Capital Advisors, L.P., Reich & Tang Capital Management and Reich and Tang Mutual Funds Group.

         References to subadvisers unaffiliated with NEIC that perform subadvisory functions on behalf of New England Funds may be contained in New England Funds' advertising and promotional literature including, but not limited to, Montgomery Asset Management, L.P. and Robertson Stephens & Company Investment Management, L.P.

         New England Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about the above entities:

             Specific and general investment emphasis, specialties, competencies, operations and functions

             Specific and general investment philosophies, strategies, processes and techniques

             Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

             The corporate histories, founding dates and names of founders of the entities

             Awards, honors and recognition given to the firms

             The names of those with ownership interest and the percentage of ownership

             Current capitalization, levels of profitability and other financial information

             Identification of portfolio managers, researchers, economists, principals and other staff members and employees

             The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

         Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

         Current and historical statistics about:

         -  total dollar amount of assets managed

         -  New England Funds' assets managed in total and by Fund

         -  the growth of assets

         -  asset types managed

            - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff

            - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser

Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than New England Funds, and those families of funds, other than New England Funds, including but not limited to, the Fund's portfolio manager John Wallace of Robertson Stephens and the Robertson Stephens Mutual Fund, who also serves as portfolio manager of the Robertson Stephens Diversified Growth Fund; the Fund's portfolio manager Michael Carmen of Montgomery and the Montgomery Funds who serves as the portfolio manager for the Montgomery Small Cap Opportunities Fund and the Montgomery Micro Cap Fund; the Fund's portfolio managers Christopher Ely, Philip Fine and David Smith of
Loomis Sayles and the Fund's portfolio manager Steven Reid of Harris Associates and The Oakmark Family of Funds who serves as the portfolio manager of the Oakmark Small Cap Fund. New England Star Advisers Fund (the "Star Advisers Fund") portfolio manager Rodney L. Linafelter of Berger Associates, Inc. and Berger Funds, who also serves as portfolio manager of the Berger 100 Fund; Star Advisers Fund portfolio manager Warren B. Lammert of Janus Capital and Janus Funds, who also serves as portfolio manager of Janus Mercury Fund, and Fund portfolio manager Helen Young Hayes, also of Janus Capital and Janus Funds, who serves as portfolio manager of the Janus Worldwide Fund, IDEX II Series Fund -IDEX II Global Portfolio and Janus Aspen Series -Worldwide Growth Portfolio; Fund portfolio managers Josephine S. Jimenez and Bryan L. Sudweeks of Montgomery Asset Management, L.P., who also serve as portfolio managers of Montgomery Emerging Markets Fund; Star Advisers Fund portfolio manager Edward F. Keely and Fund portfolio manager Michael W. Gerding of Founders Asset Management, Inc. and Founders Funds, who also serve as portfolio manager of Founders Growth Fund and Founders Worldwide Growth Fund, respectively; and Star Advisers Fund portfolio managers Jeffrey C. Petherick and Mary Champagne of Loomis, Sayles & Company, L.P. and Loomis Sayles Funds, who also serves as portfolio managers of the Loomis Sayles Small Cap Fund. Specific and general references may be made to the Loomis Sayles Funds, the Loomis Sayles Bond Fund and Daniel Fuss, who serves as portfolio manager of New England Strategic Income Fund and the Loomis Sayles Bond Fund; and Fund portfolio managers Robert J. Sanborn and Fund and Growth Fund of Israel portfolio manager David G. Herro of Harris Associates L.P. and Oakmark Funds, who also serve as portfolio managers of The Oakmark Fund and The Oakmark International Fund, respectively. Any such references will indicate that New England Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Fund and other funds managed by the Fund's subadvisers, including but not limited to those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

         In addition, communications and materials developed by New England Funds will make reference to the following information about NEIC and its affiliates:

         NEIC is the fifth largest publicly traded manager in the U.S. listed on the New York Stock Exchange. NEIC maintains over $87 billion in assets under management. Clients serviced by NEIC and its affiliates, besides New England Funds, are wealthy individuals, major corporations and large institutions.

         Back Bay Advisors, L.P. employs a conservative style of management emphasizing short and intermediate term securities to reduce volatility, adds value through careful continuous credit analysis and has expertise in government, corporate and tax-free municipal bonds and equity securities. Among its clients are Boston City Retirement System, Public Service Electric and Gas of New Jersey, Petrolite Corp. and General Mills.

         Capital Growth Management, L.P. seeks to deliver exceptional growth for its clients through the selection of stocks with the potential to outperform the market and grow at a faster rate than the U.S. economy. Among its approaches are pursuit of growth 50% above the Standard & Poor's Index of 500 Common Stocks, prompt responses to changes in the market or economy and aggressive, highly concentrated portfolios.

         Loomis, Sayles & Company, L.P. is one of the oldest and largest investment firms in the U.S. and has provided investment counseling to individuals and institutions since 1926. Characteristic of Loomis Sayles is that it has one of the largest staffs of research analysts in the industry, practices strict buy and sell disciplines and focuses on sound value in stock and bond selection. Among its clients are large corporations such as Chrysler, Mobil Oil and Revlon.

         Westpeak Investment Advisors, L.P. ("Westpeak") employs proprietary research and a disciplined stock selection process that seeks rigorously to control unnecessary risk. Its investment process is designed to evaluate when value and growth styles - two primary approaches to stock investing - hold potential for reward. Over seventy fundamental attributes are continuously analyzed by Westpeak's experienced analysts and sophisticated computer systems. The results are assessed against Wall Street's consensus thinking, in pursuit of returns in excess of appropriate benchmarks. The value/growth strategy is a unique blend of investment styles, seeking opportunities for increased return with reduced risk. Among the keys to Westpeak's investment process are continuous review of timely, accurate data on over 3600 companies, analysis of dozens of factors for excess return potential and identification of overvalued and undervalued stocks.



         Harris Associates, L.P. is a Chicago-based investment management company with more than $9.5 billion in assets under management, comprised of the $5.4 billion Oakmark Fund Group and $3.9 billion in individual and institutional assets. Harris Associates, L.P.'s investment philosophy is predicated on the belief that over time market price and value converge and that investment in securities priced significantly below long-term value presents the best opportunity to achieve long-term growth of capital.



         Graystone Partners, L.P. ("Graystone"), a Chicago-based consulting firm focusing exclusively on working with the wealthiest families in the country. Founded in 1993, Graystone specializes in assisting high net worth families in developing asset allocation strategies, identifying appropriate portfolio managers and the monitoring of investment performance.

         References may be included in New England Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom New England Funds may or may not have a relationship.

         Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the New England Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

     Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including but not limited to, statistics, detailed explanations or broad summaries of:

      -past, present and prospective tax regulation, IRS requirements and rules, including, but not limited to reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans

      -information about the history, status and future trends of Social
       Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs

      -current and prospective ERISA regulation and requirements.

     Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the New England Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

      -increased employee retention

      -reinforcement or creation of morale

      -deductibility of contributions for participants

      -deductibility of expenses for employers

      -tax deferred growth, including illustrations and charts

      -loan features and exchanges among accounts

      -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

     Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, New England Funds and investing in its 401(k) and retirement plans, including but not limited to:

      -the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena

      -broad choice of investment options and competitive fees

      -plan sponsor and participant statements and notices

      -the plan prototype, summary descriptions and board resolutions

      -plan design and customized proposals

      -trusteeship, record keeping and administration

      -the services of State Street Bank, including but not limited to, trustee services and tax reporting

      -the services of DST and BFDS, including but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements

      -the services of Trust Consultants Inc. (TCI), including but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

     Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

      -access to expertise on investments

      -assistance in interpreting past, present and future market trends and economic events

      -providing information to clients including participants during enrollment and on an ongoing basis after participation

      -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                           NEW ENGLAND FUNDS TRUST I

PART C.     OTHER INFORMATION
Item 24.    Financial Statements and Exhibits


(a) Per share income and capital changes for all series of the Registrant other than New England Star Small Cap Fund are included in the prospectuses filed in Part A of Post-Effective Amendment No. 31 to this Registration Statement (for all such series except New England Star Worldwide Fund) or Post-Effective Amendment No. 32 thereto (for New England Star Worldwide Fund). The following financial statements are incorporated in Part II of the statement of additional information filed as Part B hereof by reference to the annual reports to shareholders of the series of the Registrant listed below for the fiscal year ended December 31, 1995, which were filed with the Commission on the date appearing in parentheses below:

        (1)     New England Balanced Fund (March 13, 1996)
                (i)     Portfolio Composition
                (ii)    Statement of Assets & Liabilities
                (iii)   Statement of Operations
                (iv)    Statement of Changes in Net Assets
                (v)     Per Share Data and Ratios

        (2)     New England Growth Fund (March 12, 1996)
                (i)     Portfolio Composition
                (ii)    Statement of Assets & Liabilities
                (iii)   Statement of Operations
                (iv)    Statement of Changes in Net Assets
                (v)     Per Share Data and Ratios

        (3)     New England Value Fund (March 14, 1996)
                (i)     Portfolio Composition
                (ii)    Statement of Assets & Liabilities
                (iii)   Statement of Operations
                (iv)    Statement of Changes in Net Assets
                (v)     Per Share Data and Ratios

        (4)     New England Star Advisers Fund (March 14, 1996)
                (i)     Portfolio Composition
                (ii)    Statement of Assets & Liabilities
                (iii)   Statement of Operations
                (iv)    Statement of Changes in Net Assets
                (v)     Per Share Data and Ratios

        (5)     New England International Equity Fund (March 12, 1996)
                (i)     Portfolio Composition
                (ii)    Statement of Assets & Liabilities
                (iii)   Statement of Operations
                (iv)    Statement of Changes in Net Assets
                (v)     Per Share Data and Ratios

        (6)     New England Capital Growth Fund (March 14, 1996)
                (i)     Portfolio Composition
                (ii)    Statement of Assets & Liabilities
                (iii)   Statement of Operations
                (iv)    Statement of Changes in Net Assets
                (v)     Per Share Data and Ratios

        (7)     New England Bond Income Fund (March 14, 1996)
                (i)     Portfolio Composition
                (ii)    Statement of Assets & Liabilities
                (iii)   Statement of Operations

                (iv)    Statement of Changes in Net Assets
                (v)     Per Share Data and Ratios

        (8)     New England Municipal Income Fund (March 12, 1996)
                (i)     Portfolio Composition
                (ii)    Statement of Assets & Liabilities
                (iii)   Statement of Operations
                (iv)    Statement of Changes in Net Assets
                (v)     Per Share Data and Ratios

        (9)     New England Government Securities Fund (March 14, 1996)
                (i)     Portfolio Composition
                (ii)    Statement of Assets & Liabilities
                (iii)   Statement of Operations
                (iv)    Statement of Changes in Net Assets
                (v)     Per Share Data and Ratios

        (10)    New England Strategic Income Fund (March 12, 1996)
                (i)     Portfolio Composition
                (ii)    Statement of Assets & Liabilities
                (iii)   Statement of Operations
                (iv)    Statement of Changes in Net Assets
                (v)     Per Share Data and Ratios


        The following financial statements are incorporated in Part II of the statement of additional information filed as Part B hereof by reference to the semi-annual report to shareholders of New England Star Worldwide Fund listed below for the semi-annual period ended June 30, 1996, which was filed with the Commission on July 29, 1996.


                New England Star Worldwide Fund (July 29, 1996)
                (i)     Portfolio Composition
                (ii)    Statement of Assets & Liabilities
                (iii)   Statement of Operations
                (iv)    Statement of Changes in Net Assets
                (v)     Per Share Data and Ratios

(b)     Exhibits:

        1.(a) Amended and Restated Agreement and Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 31 to this Registration Statement filed on April 12, 1996.

          (b) Amendment No. 5 to Amended and Restated Agreement and Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 31 to this Registration Statement filed on April 12, 1996.

          (c) Amendment No. 9 to Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to
                Exhibit 1(c) to Post-Effective Amendment No. 31 to this Registration Statement filed on April 12, 1996.


          (d) Form of Amendment No. 10 to Amended and Restated Agreement and Declaration of Trust is filed herewith.

        2.(a) Bylaws of the Registrant are incorporated herein by reference to Exhibit 2(a) to Post-Effective amendment No. 32 to this Registration Statement filed on July 30, 1996.

          (b) Amendment to the Bylaws of the Registrant is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 32 to this Registration Statement filed on July 30, 1996.

                                                       Registration Nos. 2-98326
                                                                        811-4323

         3.       None.

         4. Rights of shareholders are described in Article III, Section 6 of the Amended and Restated Agreement and Declaration of Trust of the Registrant filed as Exhibit 1(a) to this Registration Statement.


         5.(a) Advisory Agreement between the Registrant, on behalf of its New England Growth Fund, and Capital Growth Management Limited Partnership ("CGM") is incorporated herein by reference to Post-Effective Amendment No. 32 to this Registration Statement filed on July 30, 1996.


            (b) Advisory Agreements between the Registrant and New England Funds Management, L.P. ("NEFM"), relating to the following series of the Registrant, are incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 31 to this Registration Statement filed on April 12, 1996:

                  (i)      New England Capital Growth Fund
                  (ii)     New England Balanced Fund
                  (iii)    New England International Equity Fund
                  (iv)     New England Star Advisers Fund
                  (v)      New England Value Fund
                  (vi)     New England Star Worldwide Fund
                  (vii)    New England Government Securities Fund
                  (viii)   New England Strategic Income Fund
                  (ix)     New England Bond Income Fund
                  (x)      New England Municipal Income Fund


            (c) Form of Advisory Agreement between the Registrant, relating to its New England Small Cap Fund, and NEFM is filed herewith.

            (d) Subadvisory Agreements relating to the following series of the Registrant, between NEFM and the subadvisers indicated in parentheses, are incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 31 to this Registration Statement filed on April 12, 1996:


                  (i) New England Capital Growth Fund (Loomis Sayles & Company, L.P. ["Loomis Sayles"])

                  (ii)     New England Balanced Fund (Loomis Sayles)

                  (iii) New England International Equity Fund (Draycott Partners, Ltd. ["Draycott"])

                  (iv) New England Star Advisers Fund (Berger Associates, Inc. ["Berger"])

                  (v) New England Star Advisers Fund (Founders Asset Management, Inc. ["Founders"])

                  (vi) New England Star Advisers Fund (Janus Capital Corporation ["Janus"])

                  (vii)    New England Star Advisers Fund (Loomis Sayles)

                  (viii)   New England Value Fund (Loomis Sayles)

                  (ix) New England Star Worldwide Fund (Harris Associates L.P. ["Harris"])

                  (x) New England Star Worldwide Fund (Montgomery Asset Management ["Montgomery"])

                  (xi)     New England Star Worldwide Fund (Founders)

                  (xii)    New England Star Worldwide Fund (Janus Capital)

                  (xiii) New England Government Securities Fund (Back Bay Advisors ["Back Bay Advisors"])

                  (xiv)    New England Strategic Income Fund (Loomis Sayles)

                  (xv)     New England Bond Income Fund (Back Bay Advisors)

                  (xvi)    New England Municipal Income Fund (Back Bay Advisors)


         (e) Forms of Subadvisory Agreements relating to the Registrant's New England Small Cap Fund, between NEFM and each of the following subadvisers are filed herewith:


                  (i)      Robertson Stephens & Company Investment Management,
                           L.P.

                  (ii)     Montgomery

                  (iii)    Loomis Sayles

                  (iv)     Harris

                                                       Registration Nos. 2-98326
                                                                        811-4323


         6.(a) Form of Distribution Agreement between the Registrant, on behalf of each of the following series, and New England Funds, L.P. is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996:

                  (i)      New England Capital Growth Fund
                  (ii)     New England Balanced Fund
                  (iii)    New England Growth Fund
                  (iv)     New England International Equity Fund
                  (v)      New England Star Advisers Fund
                  (vi)     New England Value Fund
                  (vii)    New England Government Securities Fund
                  (viii)   New England Strategic Income Fund
                  (ix)     New England Bond Income Fund
                  (x)      New England Municipal Income Fund
                  (xi)     New England Star Worldwide Fund

            (b) Form of Distribution Agreement between the Registrant, on behalf of its New England Star Small Cap Fund, and New England Funds, L.P. is filed herewith.


         7.       None.


         8.(a) Custodian Contract dated April 13, 1988 between the Registrant, on behalf of its New England Global Government Fund, and State Street Bank and Trust Company ("State Street"), including form of subcustodian agreement, is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 32 to this Registration Statement filed on July 30, 1996.

            (b) Amendment No. 1 to Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 32 to this Registration Statement filed on July 30, 1996.


            (c) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 13 to this Registration Statement, filed on April 1, 1992.

            (d) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Capital Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 to this Registration Statement, filed on May 15, 1992.

            (e) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Star Advisers Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

            (f) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Strategic Income Fund is incorporated herein by reference to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.

            (g) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Star Worldwide Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to this Registration Statement, filed on October 13, 1995.


            (h) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Star Small Cap Fund is filed herewith.

         9.(a) Transfer Agency Agreement between the Registrant and New England Funds, L.P. (formerly TNE Investment Services Corporation) is incorporated herein by reference to Post-Effect Amendment No. 32 to this Registration Statement, filed on July 30, 1996.

                                                       Registration Nos. 2-98326
                                                                        811-4323

           (b) Form of Service Agreement between New England Securities Corporation ("New England Securities") and Back Bay Advisors is incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986.

            (c) Form of Service Agreement between New England Securities and Loomis Sayles is incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986.

            (d) Form of Service Agreement between New England Securities and CGM is incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement, filed on May 1, 1990.

            (e) Form of Administrative Agreement between New England Securities and Registrant is incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986.

            (f) Organizational Expense Reimbursement Agreement between the Registrant and New England Mutual Life Insurance Company ("The New England") is incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed on September 11, 1985.

            (g) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England International Equity Fund and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 13 to this Registration Statement, filed on April 1, 1992.

            (h) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England Capital Growth Series, is incorporated herein by reference to Post-Effective Amendment No. 16 to this Registration Statement, filed on August 19, 1992.

            (i) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England Strategic Income Fund, and New England Funds, L.P. is incorporated herein by reference to Exhibit 9(i) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.

            (j) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England Star Worldwide Fund, and New England Funds, L.P. is incorporated herein by reference to Exhibit 9(j) to Post-Effective Amendment No. 31 to this Registration Statement, filed April 12, 1996.


            (k) Sub-Transfer Agency Agreement between New England Funds, L.P. (formerly TNE Investment Services Corporation) and State Street is filed herewith.

            (l) Expense Agreement between the Registrant, on behalf of its Strategic Income Fund, and NEFM is incorporated herein by reference to Exhibit 9(l) to Post-Effective Amendment No. 32 to this Registration Statement, filed on July 30, 1996.


            (m) Form of Class B Shares Remittance Agreement between the Registrant and New England Funds, L.P., relating to each series of the Registrant other than New England Growth Fund, is incorporated herein by reference to Exhibit 9(m) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.


            (n) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its Star Small Cap Fund, and New England Funds, L.P. is filed herewith.

            (o) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Sub-Transfer Agency Agreement to New England Star Small Cap Fund is filed herewith.

            (p) Class B Shares Remittance Agreement between the Registrant and New England Funds, L.P. relating to New England Star Small Cap Fund is filed herewith.

                                                       Registration Nos. 2-98326
                                                                        811-4323

         10.(a) Opinion and consent of counsel relating to the Registrant's New England Growth Fund, New England Equity Income Fund, New England Value Fund, New England Bond Income Fund and New England Municipal Income Fund is incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986.

            (b) Opinion and consent of counsel relating to the Registrant's New England Government Securities Fund is incorporated herein by reference to Exhibit 10 to Pre-Effective Amendment No. 1 to this Registration Statement, filed on September 11, 1985.

            (c) Opinion and consent of counsel relating to the Registrant's New England International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement, filed on October 20, 1992.

            (d) Opinion and consent of counsel relating to the Registrant's issuance of multiple classes of shares is incorporated herein by reference to Post-Effective Amendment No. 20 to this Registration Statement, filed on December 22, 1993.

            (e) Opinion and consent of counsel relating to the Registrant's New England Capital Growth Fund is incorporate herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

            (f) Opinion and consent of counsel relating to the Registrant's New England Star Advisers Fund is incorporate herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

            (g) Opinion and consent of counsel relating to the Registrant's New England Strategic Income Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to this Registration Statement, filed on October 13, 1995.

            (h) Opinion and consent of counsel relating to the Registrant's New England Star Worldwide Fund is incorporated herein by reference to Exhibit 10(h) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.


            (i) Opinion and consent of counsel relating to the Registrant's New England Star Small Cap Fund will be filed by amendment.


         11.      None.

         12.      None.

         13. Investment Letter of New England Securities is incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed on September 11, 1985.

         14. The following are incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of NEL Growth Fund, Inc. (File No. 2-28971) filed on December 22, 1983: (i) NEL Equity Services Corporation Tax Sheltered Mutual Fund Plan; (ii) HR-10 New England Life Defined Contribution Prototype Retirement Plan for the Self-Employed; and (iii) NEL Funds Prototype Individual Retirement Account Plan.

         15.(a) Rule 12b-1 Plans relating to the Class A shares of the Registrant's New England Balanced Fund, New England Growth Fund, New England Value Fund, New England International Equity Fund, New England Capital Growth Fund, New England Bond Income Fund, New England Municipal Income Fund and New England Government Securities Fund are incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 32 to this Registration Statement filed on July 30, 1996.


            (b) Rule 12b-1 Plan relating to the Class A shares of the Registrant's New England Star Advisers Fund is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 32 to this Registration Statement filed on July 30, 1996.

            (c) Form of Rule 12b-1 Plan relating to the Class C shares of the Registrant's New England Star Advisers Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

            (d) Rule 12b-1 Plans relating to the Class C shares of the Registrant's New England International Equity Fund, New England Value Fund, New England Balanced Fund, New England Capital Growth Fund and New England Bond Income Fund are incorporated herein by reference to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.

            (e) Form of Rule 12b-1 Plan relating to the Class A shares of the Registrant's New England Strategic Income Fund is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 25 to this Registration Statement, filed February 15, 1995.

            (f) Form of Rule 12b-1 Plan relating to the Class C shares of the Registrant's New England Strategic Income Fund is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 25 to this Registration Statement, filed February 15, 1995.

            (g) Forms of Rule 12b-1 Plan relating to the Class A and Class C shares of New England Star Worldwide Fund are incorporated herein by reference to Post-Effective Amendment No. 28 to this Registration Statement, filed on October 13, 1995.

            (h) Form of Rule 12b-1 Plan relating to Class B shares of each series of the Registrant other than New England Growth Fund is incorporated herein by reference to Exhibit 15(h) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.


            (i) 12b-1 Plan relating to Class A shares of the Registrant's New England Star Small Cap Fund is filed herewith.

            (j) 12b-1 Plan relating to Class B shares of the Registrant's New England Star Small Cap Fund is filed herewith.

            (k) 12b-1 Plan relating to Class C shares of the Registrant's New England Star Small Cap Fund is filed herewith.


         16. Schedule for computation of performance quotations is incorporated herein by reference to Post-Effective Amendment No. 9 to this Registration Statement, filed on May 1, 1989.


         17.      Financial Data Schedule is incorporated herein by reference to
                  Exhibit 17 to Post-Effective Amendment No. 32 to this Registration Statement, filed on July 30, 1996.


         18. Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 26 to this Registration Statement, filed on May 1, 1995.

         19.(a) Powers of Attorney designating Edward A. Benjamin, Frank Nesvet, Henry L.P. Schmelzer and Robert P. Connolly as attorneys to sign for Kenneth J. Cowan, Peter S. Voss, Henry L.P. Schmelzer, Graham T. Allison, Jr., Pendleton P. White, John A. Shane and Sandra O. Moose are incorporated herein by reference to Post-Effective Amendment No. 27 to this Registration Statement, filed on October 12, 1995.

         (b) Powers of Attorney designating Edward A. Benjamin, Frank Nesvet, Henry L.P. Schmelzer and Robert P. Connolly as attorneys to sign for Daniel M. Cain and Richard Darman are incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.

                                                       Registration Nos. 2-98326
                                                                        811-4323


Item 25.       Persons Controlled by or Under Common Control with the Registrant


None.


Item 26.       Number of Holders of Securities


The following table sets forth the number of record holders of each class of securities of the Registrant as of August 31, 1996:


                     Title of Series                                              Number of Record Holders
                                                                                  ------------------------
                                                                Class A           Class B           Class C          Class Y
New England Growth Fund                                         77,141              ---               ---              ---

New England Value Fund                                          15,361             4,848              207               2

New England Balanced Fund                                       13,870             6,051              173               7

New England Bond Income Fund                                    11,939             3,137              231               7

New England Government Securities Fund                           9,164              534               ---               2

New England Municipal Income Fund                                5,530              523               ---              ---

New England Star Advisers Fund                                  24,154            30,208             4,236              5

New England International Equity Fund                           12,205             7,589              239              12

New England Capital Growth Fund                                 11,887             4,976              77               ---

New England Strategic Income Fund                                2,867             3,444              856              ---

New England Star Worldwide Fund                                  4,736             5,420              799              ---


Item 27.          Indemnification

Incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed on September 11, 1985.

Item 28.          Business and Other Connections of Investment Adviser

 (a) Draycott, the subadviser of the Registrant's New England International Equity Fund, provides investment advice to various clients, including a separate account of The New England. Interests in such separate accounts are offered to U.S. tax-qualified pension and profit-sharing plans by means of group annuity contracts issued by The New England. Draycott's directors and officers have been engaged during the past two fiscal years in the following other businesses, professions, vocations or employments of a substantial nature:

          Name and Office with                         Name and Address of              Nature of
                Draycott                                Other Affiliations              Connection
                --------                                ------------------              ----------
Nicholas D.P. Carn,                        Cursitor-Eaton Asset Management Company       Principal
President, Chief Investment Officer,       38 Newbury Street
Chief Executive Officer, Director,         Boston, MA 02116-3210
Chairman of the Investment
Committee and Principal

                                                       Registration Nos. 2-98326
                                                                        811-4323

                                           Cursitor Alliance LLC                         Principal
                                           38 Newbury Street
                                           Boston, MA 02116-3210

                                           Cursitor Holdings Limited                     Principal
                                           66 Buckingham Gate
                                           London SW1E 6AU, England

Hugh M. Eaton III,                         Cursitor Alliance LLC                         Chairman, Principal
Chairman, Director

                                           HME International Advisory                    Chairman
                                           Associates, L.P.
                                           1010 Franklin Avenue
                                           Garden City, NY 11530

                                           Cursitor Management Limited                   Principal
                                           66 Buckingham Gate
                                           London, SW1E 6AU, England

                                           Cursitor Holdings Limited                     Chief Executive Officer,
                                                                                         Principal

                                           Cursitor-Eaton Asset Management               Chief Executive Officer,
                                           Company                                       Principal

Richard I. Morris, Jr.,                    Cursitor Alliance LLC                         President, CEO, Principal
Director

                                           Cursitor Gestion SA                           Director
                                           79 Avenue Marceau
                                           Paris, France 75116

                                           Cecogest SA                                   Director
                                           79 Avenue Marceau
                                           Paris, France 75116

                                           Cursitor Holdings Limited                     Chief Financial Officer,
                                                                                         Principal

                                           Cecogest International Ltd.                   Director
                                           66 Buckingham Gate
                                           London SW1E 6AU, England

                                           Cursitor Management Limited                   Chief Financial Officer,
                                                                                         Principal

                                           Cursitor France SA                            Director
                                           79 Avenue Marceau
                                           Paris, France 75116

                                           Cursitor-Eaton Asset Management               Chief Financial Officer,
                                           Company                                       Principal

                                           The London Partnership Limited                Managing Director
                                           66 Buckingham Gate
                                           London SW1E 6AU, England

                                                       Registration Nos. 2-98326
                                                                        811-4323


Jens Christian Sorensen,                   Cursitor-Eaton Asset Management               Vice President, Associate
Director, Secretary and Clerk              Company

Timothy S. Griffen,                        None                                          None
Director, Senior Portfolio Manager
Principal






(b) Loomis Sayles, the subadviser of the Registrant's New England Value Fund, New England Balanced Fund, New England Capital Growth Fund, New England Strategic Income Fund and New England High Income Fund and a subadviser of New England Star Advisers Fund and New England Star Small Cap Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals. Loomis Sayles' general partner, directors and officers have been engaged during the past two fiscal years in the following other businesses, professions, vocations or employments of a substantial nature:


          Name and Office with               Name and Address of                           Nature of
              Loomis Sayles                   Other Affiliations                          Connection
              -------------                   ------------------                          ----------

Loomis Sayles & Company,                   None                                          None
Incorporated ("LSCI")
General Partner

Robert J. Blanding,                        None                                          None
President and Chief Executive
Officer

Daniel J. Fuss,                            None                                          None
Executive Vice President

Jeffrey L. Meade,                          None                                          None
Executive Vice President and Chief
Operating Officer

Sandra P. Tichenor,                        None                                          None
Vice President, General Counsel
and Secretary

Meri Anne Beck,                            None                                          None
Vice President

Mary C. Champagne,                         None                                          None
Vice President

Richard W. Hurkes,                         None                                          None
Vice President

Scott A. Pape,                             None                                          None
Vice President

Douglas D. Ramos,                          None                                          None
Vice President

Carol C. McMurtie,                         None                                          None
Vice President

                                                       Registration Nos. 2-98326
                                                                        811-4323

Tricia H. Mills,                           None                                          None
Vice President

Jeffery C. Petherick,                      None                                          None
Vice President


(c) CGM, the adviser of the Registrant's New England Growth Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals. CGM's general partner, directors and officers have been engaged during the past two fiscal years in the following other businesses, professions, vocations or employments of a substantial nature.

          Name and Office with                         Name and Address of                           Nature of
                   CGM                                  Other Affiliations                          Connection
                   ---                                  ------------------                          ----------
Kenbob, Inc.                               None                                          None
General Partner

(d) Back Bay Advisors, the subadviser of the Registrant's New England Bond Income Fund, New England Government Securities Fund and New England Municipal Income Fund, is wholly owned by NEIC. Back Bay Advisors serves as investment adviser to a number of other registered investment companies. Back Bay Advisors' general partner, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

          Name and Office with                         Name and Address of                   Nature of
            Back Bay Advisors                           Other Affiliations                   Connection
          --------------------                         -------------------                   ----------
Back Bay Advisors, Inc.                    None                                          None
General Partner

Charles T. Wallis,                         NEF Corporation                               Director
President and Chief Executive
Officer
                                           Back Bay Advisors, Inc.                       President, Chief Executive
                                           399 Boylston Street                           Officer and Director
                                           Boston, MA 02116

Charles G. Glueck,                         None                                          None
Senior Vice President

Scott A. Millimet,                         Back Bay Advisors, Inc.                       Executive Vice President
Executive Vice President                   399 Boylston Street
                                           Boston, MA 02116

Edgar M. Reed,                             Aetna Capital Management*                     Head of Fixed Income
Executive Vice President and Chief         151 Farmington Avenue                         Management Group
Investment Officer                         Hartford, CT 06156

J. Scott Nicholson,                        None                                          None
Senior Vice President

Kimberly J. Forsyth,                       Legg Mason Incorporated*                      Senior Vice President and
Senior Vice President                      7 East Redwood Street                         Director of Tax-Exempt
                                           Baltimore, MD 21202                           Credit Research

                                                       Registration Nos. 2-98326
                                                                        811-4323

                                           Via International City/County                 Independent Consultant to
                                           Management Association                        Bulgaria
                                           777 North Capital Street, NE
                                           Washington, DC 20002


Catherine Bunting,                         None                                          None
Senior Vice President

Nathan R. Wentworth,                       None                                          None
Vice President

Paul Zamagni,                              None                                          None
Vice President and Treasurer

Peter Palfrey,                             None                                          None
Vice President

Harold B. Bjornson,                        None                                          None
Vice President

Eric Gutterson,                            None                                          None
Vice President



(e) Berger, a subadviser to the Registrant's New England Star Advisers Fund, serves as investment adviser to mutual funds, pension and profit sharing plans and other institutional and private investors. Berger's directors and officers have been engaged during the past two fiscal years in the following other businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

          Name and Office with                         Name and Address of                           Nature of
                 Berger                                 Other Affiliations                          Connection
          --------------------                         -------------------                          ----------


William M. B. Berger,                      None                                          None
Director

Rodney L. Linafelter,                      None                                          None
Vice President and Director

William R. Keithler,                       INVESCO Trust Company*                        Senior Vice President
Vice President                             7800 East Union Ave; Suite 800
                                           Denver, CO 80237

Kevin R. Fay,                              None                                          None
Vice President, Secretary and
Treasurer

Brian S. Ferrie,                           United Services Advisors, Inc.*               Compliance Officer
Compliance Officer                         7900 Callaghan Road
                                           San Antonio, TX 78229

David J. Schultz,                          Smith, Brock and Gwinn*                       Partner
Controller                                 650 South Cherry Street
                                           Denver, CO 80222

Gerard M. Lavin,                           DST Systems Inc.                              Senior Officer
President and Director                     1055 Broadway, 9th Floor
                                           Kansas City, MO 64105

                                                       Registration Nos. 2-98326
                                                                        811-4323

                                           Investors Fiduciary Trust Co.*                President and Chief
                                           127 West 10th Street                          Executive Officer
                                           Kansas City, MO 64105

Landon H. Rowland,                         Kansas City Southern Industries, Inc.         President and Chief
Director                                   ("KCSI")                                      Executive Officer
                                           114 West 11th Street
                                           Kansas City, MO 64105


(f) Founders, a subadviser to the Registrant's New England Star Advisers Fund and New England Star Worldwide Fund, has been an investment adviser since 1938 and serves as an investment adviser to mutual funds and other accounts. Founders' directors and officers have been engaged during the past two fiscal years in the following other businesses, professions, vocations or employments of a substantial nature:

          Name and Office with                         Name and Address of                 Nature of
                Founders                                Other Affiliations                Connection
          --------------------                         -------------------                ----------
Bjorn K. Borgen,                           None                                          None
Director, Chief Executive Officer
and Secretary

David L. Ray,                              None                                          None
Vice President, Assistant Secretary
and Treasurer

Michael K. Haines,                         None                                          None
Senior Vice President

Michael Gerding,                           None                                          None
Vice President

Charles Hooper,                            None                                          None
Vice President

Linda Ripley,                              None                                          None
Assistant Vice President

Roberto Galindo, Jr.,                      None                                          None
Assistant Vice President

Thomas Mauer,                              None                                          None
Assistant Vice President

Gregory Contillo,                          None                                          None
Vice President

James Rankin,                              None                                          None
Vice President

(g) Janus Capital, a subadviser to the Registrant's New England Star Advisers Fund and New England Star Worldwide Fund, serves as investment adviser to mutual funds and individual, corporate, charitable and retirement accounts. Janus Capital's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

                                                       Registration Nos. 2-98326
                                                                        811-4323

          Name and Office with                         Name and Address of                           Nature of
                  Janus                                 Other Affiliations                          Connection
          --------------------                         -------------------                          ----------
Thomas H. Bailey,                          IDEX Management, Inc. ("IDEX")                Chairman and Director
Chairman, Director, President and          201 Highland Avenue
Chief Executive Officer                    Largo, FL 34690

James P. Craig,                            None
Vice President and Chief
Investment Officer

Thomas F. Marsico,                         None
Vice President

James P. Goff,                             None                                          None
Vice President

Warren B. Lammert,                         None                                          None
Vice President

Ronald V. Speaker,                         None                                          None
Vice President

Helen Young Hayes,                         None                                          None
Vice President

Sharon S. Pichler,                         None                                          None
Vice President

Scott W. Schoelzel,                        None                                          None
Vice President

David C. Tucker,                           Janus Service Corporation ("Janus             Vice President, General
Vice President, Secretary and              Service")                                     Counsel and Director
General Counsel                            100 Fillmore Street
                                           Denver, CO 80206

                                           Janus Distributors, Inc. ("Janus              Vice President, General
                                           Distributors")                                Counsel and Director
                                           100 Fillmore Street
                                           Denver, CO 80206

Steven R. Goodbarn,                        Janus Service                                 Vice President of Finance,
Vice President of Finance,                                                               Treasurer and Chief Financial
Treasurer and Chief Financial                                                            Officer
Officer
                                           Janus Distributors                            Vice President of Finance,
                                                                                         Treasurer and Chief Financial
                                                                                         Officer

                                           IDEX                                          Director

Michael E. Herman,                         Ewing Marion Kauffman Foundation              Chairman of Finance
Director                                   4900 Oak                                      Committee
                                           Kansas City, MO 64112

                                                       Registration Nos. 2-98326
                                                                        811-4323

Michael N. Stolper,                        Stolper & Company, Inc.                       President
Director                                   525 B Street
                                           San Diego, CA

Thomas A. McDonnell,                       DST Systems, Inc.                             President, Chief Executive
Director                                   1055 Broadway                                 Officer and Director
                                           Kansas City, MO 64105                         Executive Vice President and
                                                                                         Director
                                           KCSI

(h) NEFM, adviser to all the series of the Registrant except New England Growth Fund, was organized in 1995. NEFM also serves as adviser to all of the series of New England Funds Trust II and to New England Cash Management Trust, New England Tax Exempt Money Market Trust and New England Equity Income Fund. NEFM's general partner, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):


          Name and Office with                           Name and Address of                               Nature of
                  NEFM                                   Other Affiliations                                Connection
          --------------------                           -------------------                               ----------


NEF Corporation                            New England Funds, L.P.                          General Partner
General Partner                            399 Boylston Street
                                           Boston, MA 02116

Henry L.P. Schmelzer,                      New England Funds, L.P.                          President and Chief Executive
President and Chief Executive                                                               Officer
Officer
                                           NEF Corporation                                  President, Chief Executive
                                                                                            Officer and Director

                                           Back Bay Advisors, Inc.                          Director

                                           New England Securities Corporation*              Director
                                           399 Boylston Street
                                           Boston, MA 02116

Frank Nesvet,                              New England Funds, L.P.                          Senior Vice President and Chief
Senior Vice President, Chief                                                                Financial Officer
Financial Officer and Treasurer

                                           NEF Corporation                                  Senior Vice President, Chief
                                                                                            Financial Officer and Treasurer

Robert P. Connolly,                        NEF Corporation                                  Senior Vice President, General
Senior Vice President, General                                                              Counsel, Secretary and Clerk
Counsel, Assistant Secretary and
Clerk
                                           New England Funds, L.P.                          Senior Vice President, General
                                                                                            Counsel, Secretary and Clerk

                                           Kroll Associates, Inc.*                          Managing Director and General
                                           900 3rd Avenue                                   Counsel
                                           New York, NY 10022

                                                       Registration Nos. 2-98326
                                                                        811-4323


Bruce R. Speca,                            NEF Corporation                                  Executive Vice President
Executive Vice President

                                           New England Funds, L.P.                          Executive Vice President

Peter H. Duffy,                            NEF Corporation                                  Vice President
Vice President

                                           New England Funds, L.P.                          Vice President

Martin G. Dyer,                            NEF Corporation                                  Vice President
Vice President

                                           New England Funds, L.P.                          Vice President

Ralph M. Greggs,                           NEF Corporation                                  Vice President
Vice President

                                           New England Funds, L.P.                          Vice President

Beatriz A. Pina-Smith,                     NEF Corporation                                  Assistant Controller
Assistant Controller

                                           New England Funds, L.P.                          Assistant Controller



(i) Montgomery is a subadviser to the Registrant's New England Star Worldwide Fund and New England Star Small Cap Fund. Montgomery's general partner, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):


            Name and Office with                  Name and Address of Other                 Nature of
                Montgomery                             Affiliations                        Connection
            --------------------                  -------------------------                ----------
     Montgomery Asset                     None                                       None
     Management, Inc.
     General Partner

     R. Stephen Doyle                     Montgomery Asset Management,               Chairman and
     Chairman, Managing Director          Inc.                                       Director
     of Mutual Funds and Executive        600 Montgomery Street
     Vice President                       San Francisco, CA 94111

                                          Montgomery Securities                      Managing Director
                                          600 Montgomery Street
                                          San Francisco, CA 94111

     Mark B. Geist                        Montgomery Asset Management,               Director and
     President                            Inc.                                       President

     John T. Story                        None                                       None
     Managing Director of Mutual
     Funds and Executive Vice
     President

                                                       Registration Nos. 2-98326
                                                                        811-4323

     Mary Jane Fross                      None                                       None
     Manager of Mutual Fund
     Administration and Finance

     Josephine Jimenez                    None                                        None
     Managing Director and
     Portfolio Manager

     Bryan L. Sudweeks                    None                                       None
     Managing Director and
     Portfolio Manager

     Stuart O. Roberts                    None                                       None
     Managing Director and
     Portfolio Manager

     John H. Brown                        Merus Capital Management*                  Portfolio Manager and
     Managing Director and Senior         475 Sansome Street                         Analyst
     Portfolio Manger                     San Francisco, CA  94111

     William C. Stevens                   None                                       None
     Managing Director and
     Portfolio Manager

     Roger Honour                         None                                       None
     Managing Director and Senior
     Portfolio Manager

     Oscar Castro                         None                                       None
     Managing Director and
     Portfolio Manager

     John Boich                           None                                       None
     Managing Director and
     Portfolio Manager



(j) Harris serves as a subadviser to the Registrant's New England Star Worldwide Fund and New England Star Small Cap Fund and is wholly owned by NEIC. Harris serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator. Harris's general partner, directors and officers have been engaged during the past two fiscal years in the following business, professions, vocations or employments of a substantial nature:


            Name and Office with                   Name and Address of                          Nature of
                   Harris                           Other Affiliations                          Connection
            --------------------                   -------------------                          ----------


     Harris Associates Inc.              Harris Associates Securities, L.P.        General Partner
     General Partner                     Two North LaSalle Street
                                         Chicago, IL 60602

     Victor Morgenstern                  None                                      None
     Executive and Chief Executive
     Officer

     Donald Terao                        None                                      None
     Chief Financial Officer,
     Treasurer and Secretary

                                                       Registration Nos. 2-98326
                                                                        811-4323


     Robert M. Levy                      None                                      None
     President

     Roxanne M. Martino                  None                                      None
     Vice President

     Anita Nagler                        None                                      None
     Vice President

(k) Robertson Stephens Investment Management, L.P. ("RSIM L.P."), a subadvisor to the Registrant's Star Small Cap Fund provides investment advice to various clients including public mutual funds, private limited partnerships and separate accounts. RSIM's directors and officers have been engaged in the following businesses, professions, vocations or employments of a substantial nature during the past two fiscal years (former affiliations are marked with an asterisk):

Name and Office              Name and Address of
With RSIM. L.P.              Other Affiliations          Nature of Connection
---------------              ------------------          ---------------------

George R. Hecht       Robertson Stephens & Company LLC   Chief Operating Officer
President, RSIM L.P.  (affiliate of/distributor for      and Managing Director
                      RSIM L.P.)
                      555 California Street
                      San Francisco, CA 94104

                      Robertson Stephens & Company       Member and Executive
                      Group, L.L.C.                      Committee Member
                      555 California Street
                      San Francisco, CA 94104


Terry R. Otton        Robertson Stephens & Company LLC   Chief Financial Officer
Chief Financial       (affiliate of/distributor for      and Managing Director
Officer, RSIM L.P.    RSIM L.P.)
                      555 California Street
                      San Francisco, CA 94104

                      Robertson Stephens & Company       Member
                      Group, L.L.C.
                      555 California Street
                      San Francisco, CA 94104


Dana K. Welch         Robertson Stephens & Company LLC   General Counsel
General Counsel,      (affiliate/distributor of
RSIM L.P.             RSIM L.P.)
                      555 California Street
                      San Francisco, CA 94104


Paul H. Stephens      Robertson Stephens & Company LLC   Managing Director
Chief Investment      (affiliate/distributor of
Officer, RSIM L.P.    RSIM L.P.)
                      555 California Street
                      San Francisco, CA 94104

                      Robertson Stephens & Company       Member and Executive
                      Group, L.L.C.                      Committee Member
                      555 California Street
                      San Francisco, CA 94104


Amy Hoffman           KPMG Peat Marwick*                 Employee/
Controller,           345 Park Avenue                    Senior Manager
RSIM L.P.             New York, NY 10154


Robert Greenwood      Putnam Investments*                Project Manager
Compliance Director,  1 Post Office Square               Compliance Systems
RSIM L.P.             Boston, MA 02109

Item 29. Principal Underwriter

(a) New England Funds, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

         New England Tax Exempt Money Market Trust
         New England Cash Management Trust
         New England Funds Trust II
         New England Funds Trust III

(b) The general partner and officers of the Registrant's principal underwriter, New England Funds, L.P., and their addresses are as follows:

                                                   Positions and Offices with                   Positions and Offices
                   Name                               Principal Underwriter                        with Registrant
                   ----                            --------------------------                   ---------------------
 NEF Corporation                           General Partner                              None

 Henry L.P. Schmelzer                      President and Chief Executive Officer        President and Trustee

 Bruce R. Speca                            Executive Vice President                     Executive Vice President

 Robert P. Connolly                        Senior Vice President, General               Secretary
                                           Counsel, Secretary and Clerk

 Frank Nesvet                              Senior Vice President and Chief              Treasurer
                                           Financial Officer

 Munish Agrawal                            Vice President                               None

 Elizabeth P. Burns                        Vice President                               None

 James H. Davis                            Vice President                               None

 Peter H. Duffy                            Vice President                               None

 Martin G. Dyer                            Vice President                               None

 Tracy A. Fagan                            Vice President                               None

 William H. Finnegan                       Senior Vice President                        None

 Raymond K. Girouard                       Vice President, Treasurer and                None
                                           Controller

 Ralph M. Greggs                           Vice President                               None

 Lynne H. Johnson                          Vice President                               None

                                                       Registration Nos. 2-98326
                                                                        811-4323

 Caren I. Leedom           Vice President                               None

 Marie G. McKenzie         Vice President                               None

 Robert E. O'Hare          Vice President, Senior Counsel,              None
                           Assistant Secretary and Assistant
                           Clerk

 Andrew Olear              Executive Vice President                     None

 Bernard M. Shavelson      Vice President                               None

 Kristine E. Swanson       Vice President                               None

 Sharon Wratchford         Vice President                               None

 Beatriz A. Pina-Smith     Assistant Controller                         None


The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)      Not applicable.


Item 30.          Location of Accounts and Records


The following companies maintain possession of the documents required by the specified rules:

         (a)      Registrant
                  Rule 31a-1(b)(4)

         (b)      State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts  02110
                  Rule 31a-1(a)
                  Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)

                  (i)   For New England Growth Fund:

                        Capital Growth Management Limited Partnership One International Place
                        Boston, Massachusetts 02110
                        Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                  (ii)  For series of the Registrant managed by Back Bay
                        Advisors:

                        New England Funds Management, L.P.
                        399 Boylston Street
                        Boston, Massachusetts 02116
                        Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                        Back Bay Advisors, L.P.
                        399 Boylston Street
                        Boston, Massachusetts  02116
                        Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                                                       Registration Nos. 2-98326
                                                                        811-4323


                 (iii)  For New England International Equity Fund:

                        Draycott Partners, Ltd.
                        8 City Road
                        London, EC2Y 1HE
                        England
                        Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                        Back Bay Advisors, L.P.
                        399 Boylston Street
                        Boston, Massachusetts  02116
                        Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                  (iv)  For New England Star Advisers Fund:

                        New England Funds Management, L.P.
                        399 Boylston Street
                        Boston, Massachusetts  02116
                        Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                        Berger Associates, Inc.
                        210 University Blvd.; Suite 900
                        Denver, CO 80206
                        Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                        Janus Capital Corporation
                        100 Fillmore Street
                        Denver, CO 80206
                        Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                        Founders Asset Management, Inc.
                        2930 East Third Ave.
                        Denver, CO 80206
                        Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                        Loomis, Sayles & Company, L.P.
                        One Financial Center
                        Boston, Massachusetts 02111
                        Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                 (v)    For New England Star Worldwide Fund:

                        New England Funds Management, L.P.
                        399 Boylston Street
                        Boston, MA 02116
                        Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                        Harris Associates L.P.

                                                       Registration Nos. 2-98326
                                                                        811-4323


                        Two North LaSalle Street
                        Chicago, Illinois 60602
                        Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                        Janus Capital Corporation
                        100 Fillmore Street
                        East Third Avenue
                        Denver, CO 80206
                        Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                        Founders Asset Management, Inc.
                        2930 East Third Avenue
                        Denver, Colorado 80206
                        Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                        Montgomery Asset Management, L.P.
                        600 Montgomery Street
                        San Francisco, California 94111
                        Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                 (vi)   For the series of the Registrant managed by Loomis
                        Sayles:

                        New England Funds Management, L.P.
                        399 Boylston Street
                        Boston, MA 02116
                        Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                        Loomis, Sayles & Company, L.P.
                        One Financial Center
                        Boston, MA 02111
                        Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                 (vii)  For New England Star Small Cap Fund:

                        New England Funds Management, L.P.
                        399 Boylston Street
                        Boston, MA 02116
                        Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                        Harris Associates L.P.
                        Two North LaSalle Street
                        Chicago, Illinois 60602
                        Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)


                        Montgomery Asset Management, L.P.
                        600 Montgomery Street
                        San Francisco, California 94111
                        Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                        Loomis, Sayles & Company, L.P.
                        One Financial Center
                        Boston, MA 02111
                        Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

                        Robertson Stephens & Company
                        555 California Street
                        San Francisco, California 94101
                        Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                        Rule 31a-2(e)

         (d)      New England Funds, L.P.
                  399 Boylston Street
                  Boston, Massachusetts  02116
                  Rule 31a - 1(d)
                  Rule 31a - 2(c)


Item 31.            Management Services


Not Applicable.


Item 32.            Undertakings

(a) The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

(b) The Registrant hereby undertakes to file a post-effective amendment using Financial Statements relating to its New England Small Cap Fund within four to six months from the effective date of this Post-Effective Amendment.

                                                       Registration Nos. 2-98326
                                                                        811-4323


                            NEW ENGLAND FUNDS TRUST I

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 33 to its Registration Statement meets all the requirements for effectiveness under paragraph (a) of Rule 485 under the Securities Act of 1933, and that it has duly caused this Post-Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 1st day of October, 1996.


                            NEW ENGLAND FUNDS TRUST I


                            By: PETER S. VOSS*
                                --------------------------------
                                Peter S. Voss
                                Chief Executive Officer

                           *By: /s/ ROBERT P. CONNOLLY
                                --------------------------------
                                Robert P. Connolly
                                Attorney-In-Fact

                                                       Registration Nos. 2-98326
                                                                        811-4323


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                Signature                                   Title                                    Date
                ---------                                   -----                                    ----
PETER S. VOSS*                             Chairman of the Board; Chief                        October 1, 1996
--------------------------------           Executive Officer; Principal
Peter S. Voss                              Executive Officer; Trustee

/s/ FRANK NESVET
--------------------------------           Chief Financial Officer                             October 1, 1996
Frank Nesvet

HENRY L. P. SCHMELZER*                     Trustee                                             October 1, 1996
--------------------------------
Henry L. P. Schmelzer

GRAHAM T. ALLISON, JR.*                    Trustee                                             October 1, 1996
--------------------------------
Graham T. Allison, Jr.

DANIEL M. CAIN*                            Trustee                                             October 1, 1996
--------------------------------
Daniel M. Cain

KENNETH J. COWAN*                          Trustee                                             October 1, 1996
--------------------------------
Kenneth J. Cowan

RICHARD DARMAN*                            Trustee                                             October 1, 1996
--------------------------------
Richard Darman

SANDRA O. MOOSE*                           Trustee                                             October 1, 1996
--------------------------------
Sandra O. Moose

JOHN A. SHANE*                             Trustee                                             October 1, 1996
--------------------------------
John A. Shane

PENDLETON P. WHITE*                        Trustee                                             October 1, 1996
--------------------------------
Pendleton P. White

                           *By:  /s/ ROBERT P. CONNOLLY
                                -------------------------------
                                 Robert P. Connolly
                                 Attorney-In-Fact
                                 October 1, 1996

                                                       Registration Nos. 2-98326
                                                                        811-4323


                                  EXHIBIT INDEX


EXHIBIT NUMBER                           EXHIBIT

  EX-99.1(d)            Form of Amendment No. 10 to Bylaws of the Registrant

  EX-99.5(c)            Form of Advisory Agreement between the Registrant,
                        relating to its New England Star Small Cap Fund, and
                        NEFM

  EX-99.5(e)            Forms of Subadvisory Agreements, relating to the
                        Registrant's New England Star Small Cap Fund, between
                        NEFM and the following subadvisers: Robertson Stephens &
                        Company Investment Management, L.P., Montgomery, Loomis
                        Sayles and Harris

  EX-99.6(b)            Form of Distribution Agreement between the Registrant,
                        on behalf of its New England Star Small Cap Fund, and
                        New England Funds, L.P.

EX-99.8(h) and          Form of Letter Agreement between the Registrant and
 EX-99.9(o)             State Street on behalf of New England Star Small Cap
                        Fund

  EX-99.9(k)            Sub-Transfer Agency Agreement between TNE Investment
                        Services Corporation and State Street

  EX-99.9(n)            Form of Organizational Expense Reimbursement Agreement
                        between the Registrant, on behalf of its New England
                        Small Cap Fund and New England Funds, L.P.

  EX-99.9(p)            Form of Class B Shares Remittance Agreement between the
                        Registrant and New England Funds, L.P. relating to New
                        England Star Small Cap Fund

 EX-99.15(i)            12b-1 Plan relating to Class A shares of the
                        Registrant's New England Star Small Cap Fund

 EX-99.15(j)            12b-1 Plan relating to Class B shares of the
                        Registrant's New England Star Small Cap Fund

 EX-99.15(k)            12b-1 Plan relating to Class C shares of the
                        Registrant's New England Star Small Cap Fund